Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	KUB
Entity Registrant Name	KUBOTA CORP
Entity Central Index Key	0000109821
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,255,916,978

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 110,535	¥ 100,559
Notes and accounts receivable:
Trade notes	73,236	71,713
Trade accounts	404,775	321,451
Less: Allowance for doubtful notes and accounts receivable	(2,504)	(2,404)
Short-term finance receivables-net	130,694	108,160
Inventories	231,488	202,070
Other current assets	66,451	64,463
Total current assets	1,014,675	866,012
Investments and long-term finance receivables:
Investments in and loan receivables from affiliated companies	19,276	17,971
Other investments	126,679	101,705
Long-term finance receivables-net	249,135	204,272
Total investments and long-term finance receivables	395,090	323,948
Property, plant, and equipment:
Land	90,870	89,529
Buildings	237,639	226,598
Machinery and equipment	386,052	361,433
Construction in progress	16,291	8,079
Total	730,852	685,639
Accumulated depreciation	(475,326)	(460,572)
Net property, plant, and equipment	255,526	225,067
Other assets:
Goodwill and intangible assets-net	28,902	26,904
Long-term trade accounts receivable	32,009	31,409
Other	18,122	15,204
Less: Allowance for doubtful non-current receivables	(654)	(875)
Total other assets	78,379	72,642
Total	1,743,670	1,487,669
Current liabilities:
Short-term borrowings	118,860	69,623
Trade notes payable	20,926	16,905
Trade accounts payable	222,101	199,072
Advances received from customers	10,142	6,983
Notes and accounts payable for capital expenditures	16,779	13,817
Accrued payroll costs	32,840	30,830
Accrued expenses	38,037	33,617
Income taxes payable	17,385	16,449
Other current liabilities	49,489	41,477
Current portion of long-term debt	68,297	107,210
Total current liabilities	594,856	535,983
Long-term liabilities:
Long-term debt	273,360	184,402
Accrued retirement and pension costs	28,752	41,882
Other long-term liabilities	36,094	18,188
Total long-term liabilities	338,206	244,472
Commitments and contingencies
Equity:
Common stock, authorized 1,874,700,000 shares in 2013 and 2012 issued 1,256,419,180 shares in 2013 and 1,285,919,180 shares in 2012	84,070	84,070
Capital surplus	88,866	88,834
Legal reserve	19,539	19,539
Retained earnings	595,145	560,710
Accumulated other comprehensive loss	(28,889)	(80,542)
Treasury stock (502,202 shares and 29,935,508 shares in 2013 and 2012, respectively), at cost	(216)	(19,328)
Total Kubota Corporation shareholders' equity	758,515	653,283
Noncontrolling interests	52,093	53,931
Total equity	810,608	707,214
Total	¥ 1,743,670	¥ 1,487,669

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, authorized	1,874,700,000	1,874,700,000
Common stock, issued	1,256,419,180	1,285,919,180
Treasury stock, shares	502,202	29,935,508

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Cost of revenues	848,149	735,836	678,653
Selling, general, and administrative expenses	206,479	170,252	165,407
Other operating (income) expenses	(161)	(3,749)	3,514
Operating income	113,161	105,680	86,111
Other income (expenses):
Interest and dividend income	3,614	3,760	3,429
Interest expense	(1,280)	(1,892)	(1,632)
Gain on sales of securities-net	160	105	4,845
Valuation loss on other investments	(360)	(2,570)	(1,758)
Gain on nonmonetary exchange of securities			2,774
Foreign exchange gain (loss)-net	9,266	(7,609)	(1,640)
Other-net	(4,098)	3,464	(829)
Other income (expenses), net	7,302	(4,742)	5,189
Income before income taxes and equity in net income of affiliated companies	120,463	100,938	91,300
Income taxes:
Current	39,961	35,594	27,137
Deferred	779	954	3,547
Total income taxes	40,740	36,548	30,684
Equity in net income of affiliated companies	1,426	1,629	492
Net income	81,149	66,019	61,108
Less: Net income attributable to noncontrolling interests	7,461	4,467	6,286
Net income attributable to Kubota Corporation	¥ 73,688	¥ 61,552	¥ 54,822
Net income attributable to Kubota Corporation per common share:
Basic	¥ 58.67	¥ 48.75	¥ 43.11

Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 81,149	¥ 66,019	¥ 61,108
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	38,214	(13,359)	(26,382)
Unrealized gains (losses) on securities	16,200	3,220	(5,125)
Unrealized gains on derivatives	195	538	804
Pension liability adjustments	6,012	(8,361)	(3,080)
Total other comprehensive income (loss)	60,621	(17,962)	(33,783)
Comprehensive income	141,770	48,057	27,325
Less: Comprehensive income attributable to noncontrolling interests	13,579	1,622	3,213
Comprehensive income attributable to Kubota Corporation	¥ 128,191	¥ 46,435	¥ 24,112

Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Total	Common Stock	Capital Surplus	Legal Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock at Cost	Non- controlling Interests
Balance at Mar. 31, 2010	¥ 671,619	¥ 84,070	¥ 89,241	¥ 19,539	¥ 477,303	¥ (34,491)	¥ (9,265)	¥ 45,222
Net income	61,108				54,822			6,286
Other comprehensive income (loss)	(33,783)					(30,710)		(3,073)
Cash dividends paid to Kubota Corporation shareholders	(15,267)				(15,267)
Cash dividends paid to noncontrolling interests	(307)							(307)
Purchases and sales of treasury stock	(75)		1				(76)
Increase in noncontrolling interests related to contribution	395		(5)					400
Changes in ownership interests in subsidiaries	(2,329)		(97)			(180)		(2,052)
Balance at Mar. 31, 2011	681,361	84,070	89,140	19,539	516,858	(65,381)	(9,341)	46,476
Net income	66,019				61,552			4,467
Other comprehensive income (loss)	(17,962)					(15,117)		(2,845)
Cash dividends paid to Kubota Corporation shareholders	(17,700)				(17,700)
Cash dividends paid to noncontrolling interests	(291)							(291)
Purchases and sales of treasury stock	(9,987)						(9,987)
Increase in noncontrolling interests related to contribution	73							73
Changes in ownership interests in subsidiaries	5,701		(306)			(44)		6,051
Balance at Mar. 31, 2012	707,214	84,070	88,834	19,539	560,710	(80,542)	(19,328)	53,931
Net income	81,149				73,688			7,461
Other comprehensive income (loss)	60,621					54,503		6,118
Cash dividends paid to Kubota Corporation shareholders	(20,102)				(20,102)
Cash dividends paid to noncontrolling interests	(402)							(402)
Purchases and sales of treasury stock	(40)						(40)
Retirement of treasury stock	(19,152)		(1)		(19,151)		19,152
Increase in noncontrolling interests related to contribution	301							301
Changes in ownership interests in subsidiaries	(18,133)		33			(2,850)		(15,316)
Balance at Mar. 31, 2013	¥ 810,608	¥ 84,070	¥ 88,866	¥ 19,539	¥ 595,145	¥ (28,889)	¥ (216)	¥ 52,093

Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Beginning Balance, shares	1,255,984	1,271,713	1,271,847
Cash dividends paid to Kubota Corporation shareholders, per common share	¥ 16	¥ 14	¥ 12
Purchases and sales of treasury stock, shares	67	15,729	134
Ending Balance, shares	1,255,917	1,255,984	1,271,713

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating activities:
Net income	¥ 81,149	¥ 66,019	¥ 61,108
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	29,254	23,908	26,993
Gain on sales of securities-net	(160)	(105)	(4,845)
Valuation loss on other investments	360	2,570	1,758
Gain on nonmonetary exchange of securities			(2,774)
(Gain) loss from disposal of fixed assets-net	828	(6,693)	844
Impairment loss on long-lived assets	296	1,531	111
Equity in net income of affiliated companies	(1,426)	(1,629)	(492)
Deferred income taxes	779	954	3,547
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable	(69,084)	(39,833)	5,707
Increase in inventories	(11,243)	(16,176)	(13,640)
(Increase) decrease in other current assets	(772)	(8,355)	8,459
Increase in trade notes and accounts payable	18,824	43,189	9,285
Increase (decrease) in income taxes payable	(1,820)	11,670	(17,684)
Increase in other current liabilities	9,699	11,519	7,474
Decrease in accrued retirement and pension costs	(4,331)	(8,870)	(9,627)
Other	(1,369)	197	5,683
Net cash provided by operating activities	50,984	79,896	81,907
Investing activities:
Purchases of fixed assets	(46,650)	(26,962)	(27,358)
Proceeds from sales of property, plant, and equipment	1,072	13,028	870
Proceeds from sales and redemption of investments	418	187	6,300
Acquisition of business, net of cash acquired	642	(17,211)
Increase in finance receivables	(188,449)	(167,040)	(170,063)
Collection of finance receivables	160,894	135,319	142,852
Net (increase) decrease in short-term loan receivables from affiliated companies	1,680	(5,565)
Net (increase) decrease in time deposits	2,219	(2,080)	3,747
Other	(1,071)	395	71
Net cash used in investing activities	(69,245)	(69,929)	(43,581)
Financing activities:
Proceeds from issuance of long-term debt	148,582	104,816	62,489
Repayments of long-term debt	(114,632)	(89,203)	(93,895)
Net increase in short-term borrowings	26,001	9	7,238
Cash dividends	(20,102)	(17,700)	(15,267)
Purchases of treasury stock	(40)	(10,016)	(50)
Purchases of noncontrolling interests	(18,062)	(924)	(2,317)
Other	(92)	(246)	87
Net cash provided by (used in) financing activities	21,655	(13,264)	(41,715)
Effect of exchange rate changes on cash and cash equivalents	6,582	(1,437)	(2,746)
Net increase (decrease) in cash and cash equivalents	9,976	(4,734)	(6,135)
Cash and cash equivalents, beginning of year	100,559	105,293	111,428
Cash and cash equivalents, end of year	¥ 110,535	¥ 100,559	¥ 105,293

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Kubota Corporation (the “parent company”) and subsidiaries (collectively the “Company”) are one of Japan’s leading manufacturers of a comprehensive range of machinery and other industrial and consumer products, including farm equipment, engines, construction machinery, pipe-related products, environment-related products, and industrial castings.

The manufacturing operations of the Company are conducted primarily at 20 plants in Japan and at 29 overseas plants located in the United States and certain other countries. Farm equipment, construction machinery, ductile iron pipe, and certain other products are sold both in Japan and in overseas markets which consist mainly of North America, Europe, and Asia.

Basis of Financial Statements

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been consolidated in the March 31 consolidated financial statements on a three-month lag.

The accounts of variable interest entity (“VIE”) are included in the consolidated financial statements, as applicable. The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2013 and 2012 were ¥170 million and ¥177 million, respectively. There are no restrictions on the use of the VIE’s assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company. The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies but where the Company does not have a controlling financial interest, are accounted for using the equity method.

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the areas of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥4,942 million, ¥2,935 million, and ¥28,907 million, respectively, were included in cash and cash equivalents at March 31, 2013, 2012, and 2011. The restricted cash, which is pledged as collateral and received as advance payment for public works projects, is not included in cash and cash equivalents but included in other current assets and amounted to ¥2,237 million, ¥2,136 million, and ¥925 million at March 31, 2013, 2012, and 2011, respectively.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

When a decline in value of a marketable security is deemed to be other-than-temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other-than-temporary, the Company evaluates the extent to which cost exceeds market value, the duration of the market decline, and other key measures. Other nonmarketable securities are stated at cost and reviewed periodically for impairment.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method.

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful accounts and credit losses. The allowance for doubtful accounts and credit losses is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, the customer’s ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation expenses of those assets are principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from two to 14 years for machinery and equipment.

Goodwill and Intangible Assets

Goodwill is not amortized, but is instead tested for impairment annually or whenever events occur or circumstances change, which indicates the possibility of the impairment. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company’s evaluation of goodwill completed during the year resulted in no impairment losses.

Intangible assets with definite useful lives are amortized on a method reflecting the pattern in which the economic benefits of the intangible asset are consumed if that pattern can be reliably determined. If that pattern cannot be reliably determined, a straight-line amortization method is used.

Long-Lived Assets

The Company evaluates long-lived assets (including property, plant, equipment and intangible assets with definite useful lives) to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

The funded status of the Company’s defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred and the portion between 10% and 20% is amortized over the average participants’ remaining service period while the portion of less than 10% is not amortized.

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not to be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax

Revenues are presented exclusive of sales tax.

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2013, 2012, and 2011 that pertain to long-term contracts were 2.4%, 2.3%, and 2.2%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising

Research and development and advertising costs are expensed as incurred.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general, and administrative expenses.

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company’s plant and current and former employees when the Company determines that a payment is warranted.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 19. COMMITMENTS AND CONTINGENCIES)

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (a cash flow hedge).

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company’s policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are categorized into three levels. The Company determines transfers between their levels at the date of the event or change in circumstances that caused the transfer.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using the entity’s own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2013, 2012, and 2011 was 1,255,950,622, 1,262,533,879, and 1,271,778,025, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2013, 2012, and 2011.

New Accounting Standards

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued a new accounting standard related to the presentation of comprehensive income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. This standard was retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and the Company adopted this standard on April 1, 2012. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued a new accounting standard related to the presentation for the net income effects of amounts reclassified out of accumulated other comprehensive income. This standard requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component as well as to present, either on the face of the statement of income or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The standard is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued a new accounting standard related to the presentation of offsetting assets and liabilities in financial statements. Subsequently, in February 2013, the FASB issued a new accounting standard related to the above standard to clarify its intended scope of the disclosures. These standards require entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The purpose of this issuance is to eliminate differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”) in order to enhance the comparability of statements prepared on the basis of U.S. GAAP and IFRS. These standards are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods, and should be applied retrospectively for all comparative periods presented. The adoptions of the standards are not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued a new accounting standard related to a parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. The purpose of this standard is to resolve the diversity in practice which included application of either a deconsolidation or derecognition model for releasing the related cumulative translation adjustment into net income. The FASB concluded that the cumulative transaction adjustments should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of foreign entity in which the subsidiaries or group of asset had resided. This standard is effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

2. INVENTORIES

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Finished products	¥133,974	¥119,446
Spare parts	30,626	25,640
Work in process	34,961	31,495
Raw materials and supplies	31,927	25,489

	¥231,488	¥202,070

Investments In And Loan Receivables From Affiliated Companies	12 Months Ended
Mar. 31, 2013
Investments In And Loan Receivables From Affiliated Companies

3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFILIATED COMPANIES

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Loan receivables—current	¥4,272	¥5,919
Loan receivables—noncurrent	258	370
Investments	19,018	17,601

	¥23,548	¥23,890

The amounts of loan receivables-current are recorded in other current assets on the consolidated balance sheets. The amounts of loan receivables-noncurrent and investments are recorded in investments in and loan receivables from affiliated companies on the consolidated balance sheets.

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2013	2012
Current assets	¥57,480	¥60,059
Noncurrent assets	53,673	56,293
Total assets	111,153	116,352
Current liabilities	55,323	60,623
Long-term liabilities	12,641	15,143

Net assets	¥43,189	¥40,586

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Revenues	¥229,033	¥231,133	¥222,694
Cost of revenues	167,925	167,905	162,836
Net income	3,077	3,038	1,442

Trade notes and accounts receivable from affiliated companies at March 31, 2013 and 2012 were ¥24,043 million and ¥22,742 million, respectively.

Revenues from affiliated companies aggregated ¥63,808 million, ¥64,868 million and ¥63,886 million for the years ended March 31, 2013, 2012, and 2011, respectively.

Cash dividends received from affiliated companies were ¥41 million, ¥71 million and ¥69 million for the years ended March 31, 2013, 2012, and 2011, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥13,628 million and ¥12,070 million at March 31, 2013 and 2012, respectively.

Other Investments	12 Months Ended
Mar. 31, 2013
Other Investments

4. OTHER INVESTMENTS

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2013				2012
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥24,111	¥50,224	¥26,113	¥—	¥23,656	¥34,339	¥10,685	¥2
Other equity securities	14,741	67,717	52,976	—	14,775	58,060	43,293	8

	¥38,852	¥117,941	¥79,089	¥—	¥38,431	¥92,399	¥53,978	¥10

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2013				2012
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥—	¥—	¥—	¥—	¥197	¥2	¥—	¥—
Other equity securities	87	—	—	—	388	8	—	—

	¥87	¥—	¥—	¥—	¥585	¥10	¥—	¥—

For the years ended March 31, 2013, 2012, and 2011, valuation losses on other investments were recognized to reflect the decline in fair value considered to be other-than-temporary totaling ¥360 million, ¥2,570 million, and ¥1,758 million, respectively.

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Proceeds from sales of available-for-sale securities	¥—	¥—	¥6,188
Gross realized gains	—	—	4,843
Gross realized losses	—	—	—

Investments in nontraded and unaffiliated companies, for which there is no readily determinable fair value, were stated at cost of ¥8,738 million and ¥9,306 million at March 31, 2013 and 2012, respectively. Investments in nonmarketable equity securities for which there is no readily determinable fair value were accounted for using the cost method. Each investment in nonmarketable equity securities is reviewed annually for impairment or upon the occurrence of an event on change in circumstances that may have a significant adverse effect on the carrying value of the investment.

Sales Financing Receivables And Other Loan Receivables	12 Months Ended
Mar. 31, 2013
Sales Financing Receivables And Other Loan Receivables

5. SALES FINANCING RECEIVABLES AND OTHER LOAN RECEIVABLES

Sales Financing Receivables

The Company classifies sales financing receivables into the following three types:

(1)	Retail finance receivables

The Company provides retail finance to customers who purchase the Company’s farm equipment products from dealers in North America and Other Areas. Retail finance receivables are purchased under agreements between the Company and dealers in relation to the products offered to individual and corporate end-users. These receivables are recorded at the principal amount and are subsequently carried at amortized cost, less any allowance for credit losses.

(2)	Finance lease receivables

The Company also provides finance leases in Japan and Asia outside Japan. Finance lease receivables in Japan relate to the Company’s products leased to individual and corporate end-users. Finance lease receivables in Asia outside Japan relate to the Company’s farm equipment products leased to individual and corporate end-users. These receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income and allowance for credit losses. There are no unguaranteed residual values related to finance leases at March 31, 2013.

(3)	Long-term trade accounts receivable

Long-term trade accounts receivable is generated mainly from direct sale to individual end-users in the farm equipment market in Japan and Asia outside Japan.

Retail finance receivables and finance lease receivables are collectively reported as short-term finance receivables—net and long-term finance receivables—net on the consolidated balance sheets. Long-term trade accounts receivable in this note includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. These receivables are secured by the products being sold or financed.

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Retail finance receivables	¥262,584	¥204,593
Less: Allowance for credit losses	(634)	(732)

Retail—net	261,950	203,861

Finance lease receivables	143,334	128,415
Less: Unearned income	(19,294)	(16,479)
Less: Allowance for credit losses	(6,161)	(3,365)

Finance leases—net	117,879	108,571

Total finance receivables—net	379,829	312,432
Less: current portion	(130,694)	(108,160)

Long-term finance receivables—net	¥249,135	¥204,272

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Long-term trade accounts receivable
Current	¥28,254	¥26,901
Non-current	32,009	31,409

Total long-term trade accounts receivable	60,263	58,310
Less: Allowance for doubtful accounts	(594)	(1,027)

Long-term trade accounts receivable—net	¥59,669	¥57,283

The following table presents the annual maturities of retail finance receivables and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2014	¥86,749	¥58,121	¥28,254
2015	78,147	42,027	12,902
2016	60,049	26,831	8,714
2017	33,342	13,211	5,680
2018	3,381	3,135	3,074
2019 and thereafter	916	9	1,639

Total	¥262,584	¥143,334	¥60,263

The Company includes finance income and expenses in revenues and cost of revenues in the consolidated statements of income.

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Finance income	¥20,679	¥18,964	¥20,128
Finance expenses	6,078	6,699	8,773

The Company also analyzes sales financing receivables by four regions: North America, Japan, Asia Outside Japan, and Other Area. Credit risks on these receivables are affected by economic conditions, such as consumer demand, unemployment level, and the level of government subsidies, which differ from location to location.

(Credit Quality Indicator)

The Company classifies sales financing receivables into risk categories based on relevant information about the ability of borrowers to service their debt, such as the collection status of receivables, customers’ financial health, historical credit loss experience, and economic trends. Subsequent to origination, the Company reviews the credit quality of these receivables on a quarterly basis. The Company’s credit quality ratings for these receivables are defined as follows:

Rank A	–	These receivables are performing on schedule under their terms. They are not likely to incur losses arising from customers’ inability to repay and the Company expects to collect all amounts due.

Rank B	–	These receivables require management’s attention to potential losses but are not categorized as rank C. Such receivables do not indicate that it is individually probable that losses will be incurred arising from customers’ inability to repay.

Rank C	–	The Company becomes aware of a customer’s inability to repay, such as the customer’s long-term nonperformance, bankruptcy filings, or deterioration in the customer’s results of operations or financial position. In such cases, it is probable that losses will be incurred arising from customers’ inability to repay.

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2013:
Rank A	¥246,345	¥5,330	¥7,379	¥115,552	¥57,745	¥584
Rank B	10,602	—	154	955	1,505	—
Rank C	284	23	—	—	429	—

Total	¥257,231	¥5,353	¥7,533	¥116,507	¥59,679	¥584

2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

(Aging)

All sales financing receivables are considered past due when any payments including principal and interest have not been received by the contractual due date.

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2013:
Retail finance Receivables	North America	¥9,262	¥885	¥122	¥617	¥10,886	¥246,345	¥257,231
Retail finance Receivables	Other Areas	—	—	23	—	23	5,330	5,353
Finance lease receivables	Japan	50	13	20	69	152	7,381	7,533
Finance lease receivables	Asia Outside Japan	240	244	142	329	955	115,552	116,507
Long-term trade accounts receivable	Japan	338	155	366	522	1,381	58,298	59,679
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	584	584

Total		¥9,890	¥1,297	¥673	¥1,537	¥13,397	¥433,490	¥446,887

2012:
Retail finance receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839

(Nonaccrual)

Retail finance receivables in North America are placed on nonaccrual status at the earlier of when the contractual principal and interest are determined to be uncollectible or when these receivables become greater than 90 days past the contractual due date. For these receivables on nonaccrual status, interest income is subsequently recognized only to the extent a cash payment is received. These receivables are restored to accrual status as of the date the principal and interest become 90 days or less past the due date. Nonaccrual retail finance receivables in North America at March 31, 2013, and 2012, amounted to ¥617 million and ¥802 million, respectively.

Retail finance receivables in Other Areas, finance lease receivables in Japan and Asia Outside Japan and long-term trade accounts receivable in Japan and Asia outside Japan are not placed on nonaccrual status, but these receivables are charged off against the allowance for doubtful accounts and credit losses when payments due are no longer expected to be received.

(Troubled Debt Restructuring and Impaired Loans)

The amounts of debts restructured or impaired loans were not material for the years ended March 31, 2013, 2012, and 2011.

Loan Receivables from Affiliated Companies

The Company finances loans to affiliated companies mainly through group financing and records such loan receivables from affiliated companies at the principal on the consolidated balance sheets. The amounts of these loan receivables from affiliated companies are ¥4,530 million, and ¥6,289 million at March 31, 2013, and 2012, respectively, and such amounts are recorded in other current assets and investment in and loan receivables from affiliated companies on the consolidated balance sheets. These loans are financed to the affiliated companies which sell farm equipment products in Japan and both the principal and interest have been fully collected by the contractual due date. The Company reviews the credit quality of these loan receivables based on relevant information about the ability of borrowers to service their debt. Since no negative factors in the borrowers’ financial condition or collection status of receivables have been identified, these loan receivables are expected to be fully collectible by the Company. The credit risk of these loan receivables is primarily developed from the borrowers’ business environment such as market demand of farm equipment products. (See Note 3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFLIATED COMPANIES)

Other Receivables

The amounts of other receivables and related allowance were not material for the years ended March 31, 2013, 2012, and 2011.

Allowance For Doubtful Accounts And Credit Losses	12 Months Ended
Mar. 31, 2013
Allowance For Doubtful Accounts And Credit Losses

6. ALLOWANCE FOR DOUBTFUL ACCOUNTS AND CREDIT LOSSES

An allowance for doubtful accounts and credit losses is established to cover probable losses arising from customers’ inability to repay by type of receivables and region.

The allowance for doubtful accounts and credit losses on receivables which will probably not be collected is maintained at a level that is adequate to cover probable losses based on a combination of various factors, such as the customer’s ability to repay and collateral values. The allowance for smaller-balance homogeneous receivables is collectively evaluated using reserve rates, which are calculated depending on the period past due, reflecting the collection status of these receivables, historical credit loss experience, economic trends and other factors. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations. Loan receivables from affiliated companies are individually evaluated based on the relevant information, such as historical credit loss experience, and economic trends and conditions.

When amounts due are determined to be uncollectible or the related collateral is repossessed, receivables and the related allowance are charged off. Repossessed assets are recorded at their estimated fair value less costs to sell and reported in other current assets on the consolidated balance sheets, which amounted to ¥75 million and ¥149 million at March 31, 2013 and 2012, respectively. Recoveries on receivables previously charged off as uncollectable are credited to the allowance for doubtful accounts and credit losses.

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,404	¥2,806	¥2,821
Provision	196	173	300
Charge-offs	(264)	(225)	(77)
Other	168	(350)	(238)

Balance at end of year	¥2,504	¥2,404	¥2,806

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥875	¥932	¥770
Provision (Reversal)	(223)	(43)	259
Charge-offs	—	(13)	(93)
Other	2	(1)	(4)

Balance at end of year	¥654	¥875	¥932

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥4,097	¥3,101	¥1,706
Provision	2,531	2,268	2,304
Charge-offs	(628)	(945)	(780)
Other	795	(327)	(129)

Balance at end of year	¥6,795	¥4,097	¥3,101

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2013:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥732	¥3,365	¥1,027	¥5,124
Provision	446	2,085	(433)	2,098
Charge-offs	(628)	—	—	(628)
Recoveries	12	—	—	12
Other	72	711	—	783

Balance at end of year	¥634	¥6,161	¥594	¥7,389

Individually evaluated for impairment	307	—	415	722
Collectively evaluated for impairment	327	6,161	179	6,667

Recorded Investment at March 31, 2013:
Balance at end of year	¥262,584	¥124,040	¥60,263	¥446,887

Individually evaluated for impairment	307	—	429	736
Collectively evaluated for impairment	262,277	124,040	59,834	446,151

Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	¥5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917

Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets.

There is no related allowance for loan receivables from affiliated companies for the years ended March 31, 2013, 2012 and 2011.

Business Combination	12 Months Ended
Mar. 31, 2013
Business Combination

7. BUSINESS COMBINATION

On March 13, 2012, the Company acquired 78.95% of the total outstanding shares of Kverneland ASA (hereinafter “Kverneland”), listed on the Oslo Stock Exchange, through a tender offer. The consideration, all in cash, paid for the acquired shares of Kverneland was ¥18,105 million and the acquisition-date fair value of the noncontrolling interest in Kverneland was measured at ¥4,993 million mainly based on the quoted price of share on the Oslo’s Stock Exchange.

Kverneland has well-established brands in European regions along with technological competence and a wide range of implement products. The Company expects to realize synergies including development of implements for its existing line of tractors and utilization of each other’s sales channels. The Company expects the acquisition to be an important milestone in establishing a significant presence in the agricultural machinery market for dry fields.

Acquisition-related costs of ¥524 million were included in selling, general, and administrative expenses on the consolidated statement of income for the year ended March 31, 2012.

The following table presents the provisional amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed:

(¥ in millions)
At March 13, 2012:
Current assets	¥28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950

Total assets acquired	¥55,394

Current liabilities	22,940
Long-term liabilities	9,356

Total liabilities assumed	¥32,296
Total net assets acquired	¥23,098

The assessment of provisional amounts was completed during the year ended March 31, 2013. There were no material changes in the amounts of assets recognized and liabilities assumed since the acquisition date.

Trade accounts receivable of ¥7,129 million recorded at fair value is included in current assets in the table above, and the gross contractual amount is ¥7,366 million.

Intangible assets acquired are subject to amortization and mainly consist of customer relationships of ¥6,441 million, technological know-how of ¥3,037 million, and trademarks of ¥1,391 million with weighted-average amortization periods of 13 years, six years, and ten years, respectively. Total weighted-average amortization period for the entire group of intangibles is nine years.

The aggregated amount of goodwill is all assigned to the Farm & Industrial Machinery segment and is not deductible for tax purposes.

Revenues or net income from Kverneland and its subsidiaries are not included in the consolidated statements of income for the year ended March 31, 2012.

The pro forma results are not disclosed as the amounts are immaterial.

Goodwill And Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2013			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥21,032	¥(9,998)	¥11,034	¥16,292	¥(8,378)	¥7,914
Customer relationships	6,795	(566)	6,229	6,441	—	6,441
Technological know-how	3,368	(458)	2,910	3,051	(4)	3,047
Others	4,959	(1,369)	3,590	4,785	(309)	4,476

Total	¥36,154	¥(12,391)	¥23,763	¥30,569	¥(8,691)	¥21,878

Intangible assets subject to amortization acquired for the year ended March 31, 2013 was ¥5,237 million, which mainly consists of software of ¥4,555 million. The amortization periods for the acquired software is mainly five years.

Intangible assets subject to amortization acquired for the year ended March 31, 2012 was ¥17,414 million, which mainly resulted from acquisition of a business (See Note 7. BUSINESS COMBINATION) and software of ¥3,751 million. The amortization periods for the acquired software is mainly five years.

The amounts of intangible assets not subject to amortization were not material at March 31, 2013 and 2012.

The aggregate amortization expense of intangible assets is subject to amortization for the years ended March 31, 2013, 2012, and 2011 are ¥5,078 million, ¥2,009 million, and ¥2,313 million, respectively.

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2014	¥4,943
2015	4,332
2016	3,811
2017	3,408
2018	2,681

The goodwill is allocated to the reporting unit in which the business that created the goodwill resides, and the goodwill resides in the Farm and Industrial Machinery segment. The carrying amounts of goodwill in the Farm & Industrial Machinery segment are ¥4,932 million, ¥4,618 million and ¥718 million at March 31, 2013, 2012, and 2011, respectively.

The change in the carrying amount of goodwill in Farm & Industrial Machinery segment for the year ended March 31, 2013 is a result of fractuation in exchange rates and for the year ended March 31, 2012 is a result of the acquisition of a business (See Note 7. BUSINESS COMBINATION) and fractuation in exchange rates.

Accumulated impairment losses on goodwill were not recognized at March 31, 2013 or March 31, 2012.

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings And Long-Term Debt

9. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings are comprised of notes payable to banks of ¥118,860 million at March 31, 2013 and notes payable to banks of ¥63,623 million and commercial paper of ¥6,000 million at March 31, 2012.

Stated annual interest rates on short-term borrowings ranged primarily from 0.21% to 6.60% and from 0.10% to 5.90% at March 31, 2013 and 2012, respectively. The weighted average interest rates on such short-term borrowings at March 31, 2013 and 2012 were 1.40% and 0.99%, respectively.

Available committed lines of credit with certain banks totaled ¥20,000 million both at March 31, 2013 and 2012. The terms of committed lines of credit are one year. The Company had no outstanding borrowings as of March 31, 2013 and 2012 related to committed lines of credit.

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2013	2012
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2013	¥—	¥4,000
Yen notes (floating rate 0.69%)	2013	—	2,000
Yen notes (floating rate 0.45%)	2013	—	5,000
NOK notes (floating rate 9.68%)	2013	—	4,597
SEK notes (fixed rate 9.32%)	2013	—	1,237
U.S.$ notes (floating rate 1.00%)	2013	—	3,896
Yen notes (fixed rate 1.54%)	2013	—	10,000
Yen notes (fixed rate 1.27%)	2013	—	10,000
U.S.$ notes (floating rate 0.88%)	2014	4,335	3,892
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.77%)	2016	4,328	3,885
U.S.$ notes (floating rate 0.67%)	2016	3,029	2,719
U.S.$ notes (floating rate 0.88%)	2017	4,322	—
Yen notes (fixed rate 0.30%)	2018	20,000	—
Yen notes (fixed rate 0.51%)	2020	20,000	—
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		40,992	30,999
Unsecured		230,429	196,047
Capital lease obligations		4,222	3,340

Total		341,657	291,612
Less: current portion		(68,297)	(107,210)

		¥273,360	¥184,402

Both fixed and floating rates were included in the interest rates of the long-term loans from banks and insurance companies. The weighted average rates at March 31, 2013 and 2012 were 1.54% and 1.68%, respectively.

The following table presents the annual maturities of long-term debt at March 31, 2013

(¥ in millions)
Years ending March 31:
2014	¥68,297
2015	88,579
2016	60,047
2017	68,187
2018	34,760
2019 and thereafter	21,787

Total	¥341,657

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Trade notes	¥71	¥—
Trade accounts	1,054	—
Short-term finance receivables	14,636	14,716
Other current assets *1	534	273
Long-term finance receivables	31,679	20,688
Property, plant, and equipment	2,055	1,749

Total	¥50,029	¥37,426

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2013	2012
Short-term borrowings	¥1,407	¥669
Current portion of long-term debt	12,844	12,800
Long-term debt	28,148	18,199

Total	¥42,399	¥31,668

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future indebtedness will be given upon request of the bank, and that the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Long-term agreements with lenders other than banks also generally provide that the Company must give additional security upon request of the lender.

There are restrictive covenants related to the borrowings including negative pledges, rating trigger and minimum net worth. The rating trigger states that the Company shall keep or be higher than the “BBB—” rating by Rating and Investment Information, Inc. The minimum net worth covenant states that total equity be maintained at more than ¥495.1 billion on the consolidated financial statement basis and more than ¥307.3 billion on the separate financial statement basis (the parent company’s). The Company is in compliance with these restrictive covenants at March 31, 2013.

Retirement And Pension Plans	12 Months Ended
Mar. 31, 2013
Retirement And Pension Plans

10. RETIREMENT AND PENSION PLANS

The parent company and most subsidiaries mainly in Japan have defined benefit pension plans and/or severance indemnity plans covering substantially all of their employees. In the parent company and certain subsidiaries, employees who terminate their employment have the option to receive benefits in the form of a lump-sum payment or annuity payments from defined benefit pension plans. The benefits are mainly calculated based on accumulated “points” under the point-based benefits system. The “points” consist of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee.

Certain subsidiaries have defined contribution pension plans covering most of their employees.

Funded Status

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2013	2012
Funded status:
Benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Funded status-net	¥(28,752)	¥(41,882)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(28,752)	¥(41,882)
Prepaid expenses for benefit plans, included in other assets	—	—

Amounts recognized in the consolidated balance sheets-net	¥(28,752)	¥(41,882)

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2013	2012
Actuarial loss	¥(29,740)	¥(39,794)
Prior service benefit	2,012	2,820

Total recognized in accumulated other comprehensive income (loss), before tax	¥(27,728)	¥(36,974)

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2013	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,707	¥175,419
Fair value of plan assets	156,934	135,314

Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥180,868	¥165,637
Service cost	6,837	6,584
Interest cost	3,671	3,589
Actuarial loss	9,992	11,979
Benefits paid (lump-sum payments)	(7,801)	(7,444)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	342	5,464
Foreign currency exchange rate changes	920	(448)

Benefit obligations at end of year	¥190,257	¥180,868

Accumulated benefit obligations at March 31	¥187,482	¥178,525

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	1.7%	2.2%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2013	2012
Fair value of plan assets at beginning of year	¥138,986	¥130,437
Actual return on plan assets	17,474	1,933
Employer contributions	13,560	13,741
Benefits paid (lump-sum payments)	(4,754)	(5,048)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	53	2,672
Foreign currency exchange rate changes	758	(256)

Fair value of plan assets at end of year	¥161,505	¥138,986

The Company’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which the Company considers permissible. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The Company’s target allocation is 33% equity securities, 48% debt securities, and 19% other investment vehicles, mainly consisting of cash and short-term investments and the general accounts of insurance companies.

A large portion of the plan assets is managed by trust banks and investment advisors. Those fund managers are bound by the Company’s plan asset management guidelines which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management, and are measured against specific benchmarks.

To measure the performance of the plan asset management, the Company establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2013:
Equity securities:
Financial institutions (Japanese companies)	¥7,712	¥—	¥—	¥7,712
Other industries (Japanese companies)	5,682	—	—	5,682
Pooled funds (Japanese companies) *1	—	17,505	—	17,505
Pooled funds (foreign companies) *1	—	27,740	—	27,740
Debt securities:
Pooled funds (Japanese issuers) *2	—	57,210	—	57,210
Pooled funds (foreign issuers) *3	—	17,136	—	17,136
Cash and short-term investments	1,183	2,138	—	3,321
General accounts of insurance company	—	24,284	—	24,284
Other assets *4	—	753	162	915

Fair value of plan assets	¥14,577	¥146,766	¥162	¥161,505

2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 89% Japanese government and municipal bonds and 11% Japanese corporate bonds at March 31, 2013, and 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012.

*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Plan assets are categorized by level based on the inputs used to measure the fair value of each asset.

The equity securities of financial institutions and other industries are valued at the closing price reported on the stock exchange on which the individual securities are traded. Pooled funds and the general accounts of insurance company are typically valued using the net asset value per share (“NAV”) provided by the administrator of the fund or insurance company. The NAV is based on the value of the underlying assets owned by the fund or insurance company, minus liabilities and divided by the number of shares or units outstanding. Cash and short-term investments are valued at their cost plus imputed interest. These assets were classified as Level 1 or Level 2, depending on availability of quoted market prices.

The ending balance of, and the change in, the other assets categorized as Level 3 were not material for the year ended March 31, 2013 and 2012.

Net Periodic Benefit Cost

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net periodic benefit cost:
Service cost	¥6,837	¥6,584	¥6,117
Interest cost	3,671	3,589	3,315
Expected return on plan assets	(3,362)	(2,657)	(2,585)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	6,177	693	472

Total	¥12,515	¥7,401	¥6,511

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.2%	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Amortization of actuarial loss of ¥6,177 million for the year ended March 31, 2013 included net actuarial loss in excess of 20% of the benefit obligation, which arose mainly due to the decline in the discount rates.

The expected long-term rate of return on plan assets is determined after considering several applicable factors including the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, the Company’s principal policy for plan asset management, and forecasted market conditions.

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Actuarial gain (loss) recognized in other comprehensive income	¥4,317	¥(12,529)	¥(4,602)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	6,177	693	472

Net recognized in other comprehensive income (loss), before tax	¥9,686	¥(12,644)	¥(4,938)

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2014:

(¥ in millions)
Prior service benefit	¥(761)
Actuarial loss	990

Expected Cash Flows

The Company estimates contributions to its defined benefit pension plans for the year ending March 31, 2014, to be approximately ¥14,000 million.

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2014	¥12,732
2015	12,483
2016	12,202
2017	12,519
2018	11,162
2019-2023	50,931

Defined Contribution Pension Plans

Costs recognized for defined contribution pension plans for the years ended March 31, 2013, 2012, 2011 were ¥1,266 million, ¥877 million, and ¥939 million, respectively.

REVENUE RECOGNITION FOR LONG-TERM CONTRACTS	12 Months Ended
Mar. 31, 2013
REVENUE RECOGNITION FOR LONG-TERM CONTRACTS

11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS

Long-term contracts accepted by the Company consist mainly of construction works with the Japanese national government and local governments, such as construction of environmental control plants and facilities for water supply. These contracts are generally completed within two to three years.

The contracts, which are fully executed before the commencement of construction projects, include the terms of the contract price, expected completion date and critical milestone dates, and acceptance inspections (e.g., performance tests and external appearance inspections). The contracts are legally enforceable and the parties are expected to perform their obligations under the contracts. The Company is able to develop reasonably dependable estimates of the total contract cost based on the construction order that includes details on every single component unit, labor hour costs, and all overhead. Further, the Company believes that it is able to develop reasonably dependable estimates of the extent of progress towards completion of individual contracts and, therefore, the long-term contracts are accounted for using the percentage of completion method. Concerning the method of measuring the extent of progress toward completion, the Company uses the cost-to-cost method. In most cases, the Company’s contracts with customers include the delivery and installation of component units.

In the situation where an option or an addition which has separate content from an existing contract has occurred, it is treated as a separate contract. Otherwise, it is combined with the original contract. Additional contract revenue arising from any claims for customer-caused overruns or delays is recognized when the contract modification is approved by the customer. Any revisions in revenue, cost, and profit estimates or in measurements of the extent of progress toward completion are accounted for in the consolidated statements of income in the fiscal year in which those revisions are determined. A disclosure is made of the effect of such revisions in the financial statements, if significant.

The following table details the notes and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2013			2012
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Trade notes	¥205	¥—	¥—	¥633	¥—	¥—
Trade accounts	13,523	1,849	41	11,407	1,856	2

	¥13,728	¥1,849	¥41	¥12,040	¥1,856	¥2

A large portion of such receivables has already been billed to customers. The total aggregated amounts which had not been billed or were not billable were not material at March 31, 2013 and 2012. The total aggregated amounts subject to uncertainty were not material.

With respect to the inventories related to the long-term contracts, the aggregated amounts of manufacturing or production costs which exceed the aggregated estimate costs of all in-process, the total aggregated amounts subject to uncertainty, and advances received offset with inventories were not material at March 31, 2013 and 2012.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

12. INCOME TAXES

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥80,032	¥63,429	¥54,306
Foreign	40,431	37,509	36,994

Total	¥120,463	¥100,938	¥91,300

Income taxes:
Current—
Domestic	¥26,015	¥23,932	¥12,312
Foreign	13,946	11,662	14,825

	39,961	35,594	27,137

Deferred—
Domestic	3,067	1,278	6,142
Foreign	(2,288)	(324)	(2,595)

	779	954	3,547

Total	¥40,740	¥36,548	¥30,684

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2013	2012	2011
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.0%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	0.6	(0.5)	(0.6)
Permanently nondeductible expenses	0.2	0.3	0.3
Nontaxable dividend income	(0.4)	(0.5)	(0.5)
Extra tax deduction on expenses for research and development	(2.9)	(2.4)	(2.3)
Difference in statutory tax rates of foreign subsidiaries	0.1	(0.9)	(2.0)
Other—net	(1.8)	(0.4)	(1.9)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.8%	36.2%	33.6%

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2013	2012
Other current assets	¥36,277	¥31,853
Other assets—Other	9,774	7,179
Other current liabilities	(132)	(293)
Other long-term liabilities	(25,847)	(7,228)

Net deferred tax assets	¥20,072	¥31,511

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2013	2012
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥755	¥1,160
Intercompany profits	10,213	8,428
Adjustment of investment securities	7,516	7,571
Write-downs of inventories and fixed assets	2,551	1,820
Accrued bonus	6,049	5,745
Retirement and pension costs	11,477	16,684
Tax loss and credit carryforwards	5,172	6,599
Other temporary differences	28,859	25,422

Gross deferred tax assets	72,592	73,429
Less: valuation allowance	(6,001)	(3,900)

Net deferred tax assets	¥66,591	¥69,529

Deferred tax liabilities:
Adjustment of investment securities	¥27,258	¥20,646
Unremitted earnings of foreign subsidiaries and affiliates	11,405	8,755
Other temporary differences	7,856	8,617

Gross deferred tax liabilities	¥46,519	¥38,018

Due to the revision of the tax law during the year ended March 31, 2012, the statutory tax rate used in the calculation of deferred tax assets and deferred tax liabilities was decreased from 40.6% to 38.0% for deferred tax assets and liabilities to be realized or settled from April 1, 2012 to March 31, 2015, and to 35.6% for those to be realized or settled after April 1, 2015. The revision resulted in a decrease of net deferred tax assets and an increase of income taxes-deferred by ¥386 million.

Deferral of income taxes relating to intercompany profits of ¥10,213 million and ¥8,428 million at March 31, 2013 and 2012 included in the above table is accounted for in accordance with ASC 810, “Consolidation.” The movement of ¥1,785 million, ¥642 million and ¥303 million for the years ended March 31, 2013, 2012, and 2011 in such deferral of income taxes are presented as “Income taxes—Deferred” in the consolidated statements of income. The total amounts of deferred tax assets recorded in accordance with ASC 740, “Income Taxes” were ¥56,378 million and ¥61,101 million at March 31, 2013 and 2012, respectively.

Provisions have been recorded for unremitted earnings of all foreign subsidiaries and affiliates since their earnings are not considered to be permanently reinvested. Substantially all of the undistributed earnings of domestic subsidiaries and affiliates would not, under present Japanese tax law, be subject to tax through tax-free distributions.

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥3,900	¥986	¥1,509
Addition	2,321	753	447
Deduction	(220)	(905)	(970)
Addition from acquisition	—	3,066	—

Balance at end of year	¥6,001	¥3,900	¥986

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse and/or the tax losses and credits are carried forward, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets, net of the existing valuation allowances at March 31, 2013.

At March 31, 2013, the tax loss carryforwards which are available to offset future taxable income in the aggregate amounted to ¥17,577 million, ¥4,017 million of which will expire in the period from 2014 through 2021, while ¥13,560 million of which has no limitation.

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥1,737	¥223	¥200
Gross increase for tax positions taken in prior years	462	1,639	87
Gross decrease for tax positions taken in prior years	—	—	(9)
Settlements	(2)	(118)	(8)
Lapse of statute of limitations	—	—	(19)
Other	14	(7)	(28)

Balance at end of year	¥2,211	¥1,737	¥223

The total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is not material at March 31, 2013, 2012, and 2011.

Based on the information available as of March 31, 2013, a change to the unrecognized tax benefits within the next 12 months is not expected to be material.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both interest and penalties accrued at March 31, 2013, and 2012, and interest and penalties included in income taxes for the years ended March 31, 2013, 2012, and 2011, were not material.

The Company files income tax returns in Japan, the U.S., and various foreign tax jurisdictions, and their open tax years vary across countries. At March 31, 2013, the Company is no longer subject, with limited exception, to regular income tax examinations by the tax authorities for the years on or before March 31, 2012 in Japan, and for the years on or before December 31, 2008 in the U.S. While the tax authority could conduct a transfer pricing examination for the years on and after April 1, 2007, the intercompany transactions between related parties in the U.S. and Japan for the years on or before March 31, 2015 are less likely to be subject to a tax examination since the Advance Pricing Agreement between the U.S. and Japan has been agreed.

Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Shareholders' Equity

13. SHAREHOLDERS’ EQUITY

Dividends

The Corporate Law of Japan (the “Corporate Law”) permits companies to pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution of the shareholders meeting. Semiannual interim dividends may also be paid once a year upon resolution of the Board of Directors if the articles of incorporation of the companies so stipulate. For companies that meet certain criteria such as (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Corporate Auditors, (4) the term of service of the directors is one year rather than two years of normal term, and (5) prescribing that the Board of Directors may declare dividends in its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind). The Company meets all the above criteria.

The Corporate Law also provides certain limitations on the amounts available for dividends. Under the Corporate Law, the amount available for dividends is based on other retained earnings, less treasury stock, as recorded on the books of the parent company. At March 31, 2013, other retained earnings, less treasury stock, recorded on the parent company’s books of account were ¥247,017 million.

Purchase of Treasury Stock

The Corporate Law also provides for companies to purchase treasury stock. Companies may purchase its treasury stock through market transactions by resolution of the Board of Directors if companies have prescribed so in its articles of incorporation. The Company meets this condition. The same limitations as dividends exist in the amount available for this purchase of treasury stock.

Increases/Decreases and Transfer of Common Stock, Reserve, and Surplus

The Corporate Law requires that an amount equal to 10% of dividends must be appropriated as additional paid-in capital or as a legal reserve depending on the equity account charged upon the payment of such dividends until the total of additional paid-in capital and legal reserve equals 25% of the common stock. Under the Corporate Law, the total amount of additional paid-in capital and legal reserve may be reversed without limitation of such threshold. The Corporate Law also provides that common stock, capital surplus, legal reserve, and other retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders meeting.

Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive loss, net of taxes:

(¥ in millions)
At March 31:	2013	2012
Foreign currency translation adjustments	¥(46,732)	¥(76,476)
Unrealized gains on securities	35,120	19,112
Unrealized losses on derivatives	(70)	(256)
Pension liability adjustments	(17,207)	(22,922)

Total accumulated other comprehensive loss	¥(28,889)	¥(80,542)

Effects of Changes in Ownership Interests in Subsidiaries

The following table presents the effects of changes in Kubota Corporation’s ownership interests in its subsidiaries on Kubota Corporation shareholders’ equity:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net income attributable to Kubota Corporation	¥73,688	¥61,552	¥54,822

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	744	319	425
Decrease in capital surplus for purchases of noncontrolling interests	(953)	(724)	(726)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	243	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(1)	(25)	—

Net transfers from (to) the noncontrolling interests	33	(306)	(102)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥73,721	¥61,246	¥54,720

Equity Transactions with Noncontrolling Interests

In May 2012, the Company conducted a mandatory offer and a compulsory acquisition for all the remaining shares, representing 21%, in Kverneland AS for the purpose of its conversion into a wholly-owned subsidiary. In December 2012, the Company purchased the remaining noncontrolling interests, representing 10%, of Kubota Tractor Corporation and Kubota Engine America Corporation for the purpose of their conversion into wholly-owned subsidiaries.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

14. OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2013			2012			2011
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥38,518	¥(584)	¥37,934	¥(13,386)	¥27	¥(13,359)	¥(26,930)	¥548	¥(26,382)
Reclassification adjustment for losses realized in net income	280	—	280	—	—	—	—	—	—

	38,798	(584)	38,214	(13,386)	27	(13,359)	(26,930)	548	(26,382)

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	24,841	(8,854)	15,987	1,886	18	1,904	(5,536)	2,245	(3,291)
Reclassification adjustment for losses (gains) realized in net income	331	(118)	213	2,043	(727)	1,316	(3,087)	1,253	(1,834)

	25,172	(8,972)	16,200	3,929	(709)	3,220	(8,623)	3,498	(5,125)

Unrealized gains on derivatives:
Unrealized gains (losses) on derivatives arising during period	(544)	134	(410)	101	(39)	62	(662)	228	(434)
Reclassification adjustments for losses realized in net income	803	(198)	605	771	(295)	476	1,888	(650)	1,238

	259	(64)	195	872	(334)	538	1,226	(422)	804

Pension liability adjustments:
Pension liability adjustments arising during period	4,317	(1,763)	2,554	(12,529)	4,242	(8,287)	(4,602)	1,722	(2,880)
Reclassification adjustment for losses (gains) realized in net income	5,369	(1,911)	3,458	(115)	41	(74)	(336)	136	(200)

	9,686	(3,674)	6,012	(12,644)	4,283	(8,361)	(4,938)	1,858	(3,080)

Other comprehensive income (loss)	¥73,915	¥(13,294)	¥60,621	¥(21,229)	¥3,267	¥(17,962)	¥(39,265)	¥5,482	¥(33,783)

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2013			2012			2011
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥32,594	¥5,620	¥38,214	¥(10,743)	¥(2,616)	¥(13,359)	¥(23,294)	¥(3,088)	¥(26,382)
Unrealized gains (losses) on securities	16,008	192	16,200	3,190	30	3,220	(5,128)	3	(5,125)
Unrealized gains (losses) on derivatives	186	9	195	531	7	538	805	(1)	804
Pension liability adjustments	5,715	297	6,012	(8,095)	(266)	(8,361)	(3,093)	13	(3,080)

Other comprehensive income (loss)	¥54,503	¥6,118	¥60,621	¥(15,117)	¥(2,845)	¥(17,962)	¥(30,710)	¥(3,073)	¥(33,783)

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

15. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

The Company is subject to market rate risks due to fluctuation of foreign currency exchange rates and interest rates. The Company manages these risks by using derivative financial instruments in accordance with established policies and procedures. The Company does not use derivative financial instruments for trading purposes. The credit risks associated with these instruments are not considered to be significant since the counterparties are financial institutions with high creditworthiness and the Company does not anticipate any such losses.

Foreign Currency Exchange Risks

The Company’s foreign currency exposure relates primarily to its foreign currency denominated assets in its international operations. The Company entered into foreign exchange forward contracts, foreign currency option contracts (collectively “foreign exchange contracts”), cross-currency swap contracts, and cross-currency interest rate swap contracts which are designated to mitigate its exposure to foreign currency exchange risks.

Interest Rate Risks

The Company is exposed to interest rate risks mainly inherent in its debt obligations with both fixed and variable rates. Debt obligations that are sensitive to interest rate changes are disclosed in Note 9. In order to hedge these risks, the Company uses interest rate swap contracts and cross-currency interest rate swap contracts to change the characteristics of its fixed and variable rate exposures.

Cash Flow Hedges

The accounting treatments of changes in the fair value of foreign exchange contracts, interest rate swap contracts and cross-currency interest rate swap contracts depend on whether derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges are reported in accumulated other comprehensive income (loss). As for foreign exchange contracts related to forecasted intercompany transactions, the amounts are subsequently reclassified into earnings when unrelated third party transactions occur. In the case of interest rate swap contracts, the amounts are reclassified into earnings when the related interest expense is recognized. In the case of cross-currency interest rate swap contracts, the amounts are reclassified into earnings through interest expense and foreign exchange gain (loss) when the related earning is recognized. The unrecognized net loss (net of tax) of approximately ¥68 million on derivatives included in accumulated other comprehensive income (loss) at March 31, 2013 will be reclassified into earnings within the next 12 months. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

Derivatives Not Designated as Hedging Instruments

The Company uses derivatives not designated as cash flow hedges in certain relationships, such as a part of foreign exchange contracts, cross-currency swap contracts, interest rate swap contracts, and cross-currency interest rate swap contracts, for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2013	2012	2013	2012	2013	2012	2013	2012
Derivatives designated as hedging instruments:
Interest rate swap contracts	¥—	¥—	¥—	¥—	¥110	¥299	¥19	¥84
Cross-currency interest rate swap contracts	—	90	—	—	—	—	—	—

Total derivatives designated as hedging instruments	¥—	¥90	¥—	¥—	¥110	¥299	¥19	¥84

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥248	¥342	¥—	¥—	¥3,372	¥2,155	¥—	¥6
Cross-currency swap contracts	60	131	16	66	3	43	6	20
Interest rate swap contracts	—	—	—	—	23	27	3	—
Cross-currency interest rate swap contracts	245	1,809	258	1,112	932	777	294	298

Total derivatives not designated as hedging instruments	¥553	¥2,282	¥274	¥1,178	¥4,330	¥3,002	¥303	¥324

Total	¥553	¥2,372	¥274	¥1,178	¥4,440	¥3,301	¥322	¥408

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2013:
Interest rate swap contracts	¥(76)	Interest expense	¥(316)
Cross-currency interest rate swap contracts	(468)	Interest expense	(43)
		Foreign exchange gain (loss)-net	(444)

Total	¥(544)		¥(803)

For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2013:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(9,680)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	(495)
Interest rate swap contracts	Other—net	(25)
Cross-currency interest rate swap contracts	Other—net	(3,035)

Total		¥(13,235)

For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035

The amount of gain or loss related to the hedging ineffectiveness was not material for the year ended March 31, 2013, 2012 and 2011.

Fair Value Of Financial Instruments And Concentration Of Credit Risk	12 Months Ended
Mar. 31, 2013
Fair Value Of Financial Instruments And Concentration Of Credit Risk

16. FAIR VALUE OF FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2013:
Financial assets:
Finance receivables—net	¥261,950	¥—	¥262,613	¥—	¥262,613
Long-term trade accounts receivable	59,669	—	63,538	—	63,538
Financial liabilities:
Long-term debt	(337,435)	—	(338,474)	—	(338,474)
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)

The fair value of finance receivables, long-term trade accounts receivable, and long-term debt is based on discounted cash flows using the current market rate. The carrying value of finance receivables—net in the table excludes finance leases. Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. The carrying value of long-term debt in the table excludes capital lease obligations but includes the current portion, which is included in current portion of long-term debt on the consolidated balance sheets.

The carrying value of cash and cash equivalents, notes and accounts receivable and payable (excluding the current portion of long-term trade accounts receivable), short-term borrowings, and other current financial assets and liabilities approximate the fair value because of the short maturity of those instruments. The fair value measurements of these assets and liabilities are categorized into Level 2, except for cash which is categorized into Level 1. The carrying value and fair value of other investments and derivatives are disclosed in Note 17.

Concentration of Credit Risks

A large portion of trade accounts receivable and retail finance receivables are from dealers or customers in the farm equipment market in North America. Trade accounts receivable and retail finance receivables arise from the sales of the Company’s products to a large number of dealers and to retail customers, respectively. The Company considers that credit risks on these receivables are limited since no single dealer or customer represents a significant concentration of credit risks.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

17. FAIR VALUE MEASUREMENTS

Assets and liabilities that are measured at fair value on a recurring basis

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2013:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥50,224	¥—	¥—	¥50,224
Other equity securities	67,717	—	—	67,717
Derivatives:
Foreign exchange contracts	—	248	—	248
Cross-currency swap contracts	—	76	—	76
Cross-currency interest rate swap contracts	—	503	—	503

Total assets	¥117,941	¥827	¥—	¥118,768

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥3,372	¥—	¥3,372
Cross-currency swap contracts	—	9	—	9
Interest rate swap contracts	—	155	—	155
Cross-currency interest rate swap contracts	—	1,226	—	1,226

Total liabilities	¥—	¥4,762	¥—	¥4,762

2012:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,339	¥—	¥—	¥34,339
Other equity securities	58,060	—	—	58,060
Derivatives:
Foreign exchange contracts	—	342	—	342
Cross-currency swap contracts	—	197	—	197
Cross-currency interest rate swap contracts	—	3,011	—	3,011

Total assets	¥92,399	¥3,550	¥—	¥95,949

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥2,161	¥—	¥2,161
Cross-currency swap contracts	—	63	—	63
Interest rate swap contracts	—	410	—	410
Cross-currency interest rate swap contracts	—	1,075	—	1,075

Total liabilities	¥—	¥3,709	¥—	¥3,709

Available-for-sale securities are valued using a quoted price for identical instruments in active markets. Derivatives are valued using observable market inputs from major international financial institutions. The reconciliation to the line items presented in the consolidated balance sheets of available-for-sale securities and derivatives are disclosed in Note 4 and Note 15, respectively.

Assets and liabilities that are measured at fair value on a nonrecurring basis

The assets and liabilities that are measured at fair value on a nonrecurring basis were not material at March 31, 2013.

The Company measured a part of long-lived assets at the fair value of ¥ 3,937 million due to the recognition of impairment at March 31, 2012. The fair value is determined using the market approach based on the observable quoted price for similar assets in markets that are not active. The fair value measurement is categorized into Level 2. This long-lived asset is included in land in the consolidated balance sheets.

Supplemental Expense Information	12 Months Ended
Mar. 31, 2013
Supplemental Expense Information

18. SUPPLEMENTAL EXPENSE INFORMATION

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Research and development expenses	¥31,214	¥27,856	¥25,042
Advertising costs	8,711	6,979	7,178
Shipping and handling costs	45,671	40,033	37,836
Depreciation and amortization	29,253	23,861	26,517

Other operating income for the year ended March 31, 2013 included a loss from disposal of fixed assets of ¥828 million, a loss from impairment of long-lived assets of ¥296, a loss resulting from the flooding in Thailand in 2011 of ¥775 million and a gain from related insurance proceeds of ¥1,799 million.

Other operating income for the year ended March 31, 2012 included a gain from disposal of fixed assets of ¥6,693 million, a loss from impairment of long-lived assets of ¥1,531, a loss resulting from the flooding in Thailand in 2011 of ¥3,852 million and a gain from related insurance proceeds of ¥3,144 million.

The flooding in Thailand in 2011 submerged one of the consolidated subsidiary’s plants in Thailand, damaged its inventories and fixed assets and brought the plant to a temporary shutdown. The main components of the disaster related losses were a loss from a disposal of inventories and fixed assets and fixed costs incurred during the shutdown.

Other operating expenses for the year ended March 31, 2011 included a loss resulting from the Great East Japan Earthquake of ¥2,544 million and a loss from a disposal of fixed assets of ¥844 million.

The recorded expenses for the disaster related losses from the Great East Japan Earthquake, which occurred on March 11, 2011 were estimated based on information available to the Company as of the reporting date of financial statements.

The Great East Japan Earthquake struck the east part of Japan and negatively impacted operations. The parent company and some of its domestic subsidiaries sustained damage to property and equipment, which brought certain plants to a temporary shutdown. The main components of the disaster-related losses were provisions for credit losses, fixed costs during the shutdown, repair costs for damaged property and equipment and a special donation to the Japan Red Cross.

Commitments And Contingencies	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies

19. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Land	¥66	¥63
Machinery and equipment	4,327	5,971
Accumulated depreciation	(846)	(3,640)
Software	240	180

Total	¥3,787	¥2,574

Amortization expenses under capital leases for the years ended March 31, 2013, 2012, and 2011 were ¥478 million, ¥789 million and ¥2,269 million, respectively.

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2013:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2014	¥861	¥1,033
2015	812	761
2016	701	480
2017	665	322
2018	337	210
2019 and thereafter	1,302	243

Total minimum lease payments	4,678	¥3,049

Less: amounts representing interest	(456)

Present value of net minimum capital lease payments	¥4,222

Capital lease obligations are included in the current portion of long-term debt and long-term debt in the consolidated balance sheets. Rental expenses under operating leases for the years ended March 31, 2013, 2012, and 2011 were ¥5,947 million, ¥4,462 million, and ¥4,373 million, respectively.

Commitments for capital expenditures outstanding at March 31, 2013 amounted to ¥1,862 million.

Guarantees

The Company is contingently liable as guarantor of the indebtedness of distributors including affiliated companies, and customers for their borrowings from financial institutions. The Company would have to perform under these guarantees in the event of default on a payment within the guarantee periods of one year to five years. The maximum potential amount of undiscounted future payments of these financial guarantees at March 31, 2013 was ¥9,514 million. The fair value of these financial guarantees is not material and the probability of incurrence of a loss is remote.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a specified period or term. The Company determines its reserve for product warranties based on an analysis of the historical data of costs to perform under product warranties.

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost

(¥ in millions)
For the years ended March 31:	2013	2012
Balance at beginning of year	¥5,876	¥5,598
Addition	6,370	3,638
Utilization	(4,650)	(3,788)
Other	331	428

Balance at end of year	¥7,927	¥5,876

Accrued product warranty cost is included in other current liabilities in the consolidated balance sheets.

Legal Proceedings

The Company is subject to various legal actions arising in the ordinary course of business. The following is a summary of the significant legal proceedings.

(Anti-Trust)

In December 1999, the Company received a surcharge order from the Fair Trade Commission of Japan for a violation of the Anti-Monopoly Law relating to participation in fixing the shares of ductile iron straight pipe orders in Japan. In June 2009, the Company received, as a result of the hearing procedure, the ultimate decision of the commission which ordered the Company to pay the surcharge of ¥7,072 million, and the Company paid the surcharge during the year ended March 31, 2010. Consequently, the Company filed a revocation suit to the Tokyo High Court considering the ultimate decision unacceptable in July 2009, but it was dismissed on October 28, 2011. Subsequently, the Company appealed the case to the Supreme Court as it was not satisfied with the decision, however, the appeal was dismissed and the decision became final and binding on October 25, 2012.

The Company recorded the surcharge for the year ended March 31, 2009 based on the preliminary decision of the commission.

(Asbestos-Related Lawsuits)

Since May 2007, the Company has been subject to 22 asbestos-related lawsuits in Japan, which were filed against the Company or defendant parties consisting of the Japanese Government and asbestos-related companies including the Company. The claims for compensation totaling ¥18,600 million consisted mostly of 18 lawsuits, which concerned a total of 479 construction workers who suffered from asbestos-related diseases, and were filed against the Japanese Government and 44 asbestos-related companies including the Company. The Company does not have any cost-sharing arrangements with other potentially responsible parties for these 22 lawsuits. The Company discloses the aggregate claimed amount of the above ¥18,600 million as the maximum within the reasonably possible range of loss because the expected loss will be between zero and the aggregate claimed amount. Though the Company is currently unable to develop an amount that appears at this time to be a better estimate than any other amount within the range, the Company has continued its efforts to develop the amount or narrow the range of loss by quantifying the effects of key assumptions such as the probability of losing lawsuits, the total amount of ultimate compensation when lost, and the allocation rate among defendants, which includes both the government and other asbestos-related companies. In quantifying the key assumptions, the Company reviews the status of each lawsuit and assesses its potential financial exposure on a regular basis. Each quarter, representatives from the accounting and legal departments meet to discuss and assess outstanding claims. The legal department consults outside legal counsel about the progress and potential ultimate outcome of the cases. Among the major 18 lawsuits, two district court ruled in favor of 44 asbestos-related companies including the Company, but the plaintiffs appealed the court ruling immediately after the judgment. Since the above cases will be also continued until the ultimate outcome will be made, the Company believes that the current progress of them have not provided any developments that would facilitate a better estimation for any of the above key assumptions. The Company expects that the degree of uncertainty related to each of the assumptions will decrease as the lawsuits progress, but is currently unable to predict the ultimate outcome of all lawsuits or when any of them will be finally resolved. Finally, because similar asbestos-related cases in Japan are still pending and have not been finally concluded, the Company is not able to use them as a reference in estimating the above assumptions.

Matters Related to Health Hazard of Asbestos

(Background)

Until 1995, the Company’s plant in Amagasaki, Hyogo Prefecture, Japan, had produced asbestos-related products, although the Company had other plants which also produced asbestos-related products and completely ceased such production by 2001. The Company decided to make voluntary consolation payments to certain residents in June 2005, and established the relief payment program in place of the consolation payment to the residents in April 2006. With regard to the current and former employees who suffered and are suffering from asbestos-related diseases, the Company provides the compensation which is not required by law but is made in accordance with the Company’s internal policies.

The Japanese government established the Law for the Relief of Patients Suffering from Asbestos-Related Diseases (“the New Asbestos Law”) in March 2006. This law was enacted for the purpose of promptly providing relief to the people suffering from asbestos-related diseases who are not eligible for relief by compensation from the Insurance in accordance with the Workers’ Accident Compensation Insurance Law (“the Insurance”). The relief aid payments are contributed by the national government, municipal governments, and business entities. The contribution made by business entities includes a special contribution by the companies which operated a business closely related to asbestos, and commenced from the year ended March 31, 2008.

(Accounting for Asbestos-Related Expenses)

The Company expenses all the payments for the health hazard of asbestos based on the Company’s significant accounting policies. (See Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES) The recorded expenses are in total ¥850 million, ¥1,131 million, and ¥1,155 million for the years ended March 31, 2013, 2012, and 2011, respectively, which are included in selling, general, and administrative expenses. The expenses include payments to certain residents who lived near the Company’s plant and current and former employees, and the special contribution in accordance with the New Asbestos Law.

The Company has accrued balances for the asbestos-related expenses of ¥440 million, ¥530 million, and ¥390 million at March 31, 2013, 2012, and 2011 respectively. The accrual includes possible payments to certain residents who lived near the Company’s plant current and former employees, and the special contribution in accordance with the New Asbestos Law.

The payments to those residents and current and former employees are each made in a lump sum and their accounting policies and procedures are the same. Though the Company is not certain if the claimants who are currently under review will meet the Company’s specified criteria at the time of their filing claims with the Company, the Company accrued the possible payments calculated by using the historical designation rate of the Company’s payment program since the payments to those claimants are considered to be probable. The Company believes it is not possible to reasonably estimate the number of current and former employees and residents who lived near the Company’s plant will apply for payments in the future. Accordingly, such payments are not included in the accrued amounts as described above.

In its effort to develop an estimate of a reasonably possible loss or range of loss, the Company has considered all available data, including historical claims (period and cumulative) and the average payments made and public information related to asbestos-related disease. In addition, the Company has considered various methods including 1) estimating future payments by using the rate of incidence in asbestos related disease, and 2) estimating future payments directly based on a time series of data of historical payments. However, reliable statistics of the rate of incidence in asbestos-related disease are not available to the Company.

Furthermore, there have not been any asbestos-related events impacting other companies in Japan which achieved final outcomes of the events, and become available to the Company, for estimation of the rate of incidence. In addition, although the Company recorded the voluntary consolation payments, relief payments and compensation payments totaled, ¥1,155 million, ¥503 million, ¥977 million, ¥951 million and ¥671 million for the years ended at March 31, from 2009 to 2013, respectively, any correlation can not be reasonably established between time and payment history. The Company believes it is not possible to reasonably estimate the amount of its ultimate liability relating to this contingency. As a result, the Company concluded that it was not able to develop a reasonable estimate at the possible loss or range of loss.

The Company’s share of special contributions is determined based on the ratio of the Company’s historical usage of asbestos to the total quantity of asbestos imported into Japan in the past. The Company recorded expenses and accrued balance, which were ¥179 million and ¥180 million for the years ended March 31, 2013 and 2012, respectively. The Company received the most recent notification of ¥179 million dated April 3, 2013.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Information

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Cash paid during the year:
Interest	¥5,642	¥4,732	¥6,914
Income taxes	37,876	20,515	44,207
Non-cash investing and financing activities:
Retirement of treasury stock	19,152	—	—
Obtaining assets by entering into capital leases	772	471	201

During the year ended March 31, 2013, 2012 and 2011, the Company purchased noncontrolling interests reported in the Farm & Industrial Machinery segment. The Company retains the controlling interests before and after the transaction, the cash flow of which is classified in financing activities as purchases of noncontrolling interests.

SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2013
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company engages in various fields of business and industries by providing products and services which are categorized into the following segments: Farm & Industrial Machinery; Water & Environment; and Other. The Farm & Industrial Machinery segment manufactures and distributes farm equipment, engines, and construction machinery. The Water & Environment segment manufactures and distributes pipe-related products (ductile iron pipes, plastic pipes, valves, and pumps), environment-related products (environmental control plants and other products ), and social infrastructure-related products ( industrial castings, spiral welded steel pipes, vending machines, precision equipment, and air-conditioning equipment). The Other segment includes construction, services, and other businesses.

The segments represent the components of the Company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate the Company’s resources and evaluate performance. The segments also represent the Company’s organizational structure principally based on the nature of products and services.

The accounting policies for the reporting segments are consistent with the accounting policies used in the Company’s consolidated financial statements.

The Company realigned its organization on April 1, 2012. Following this realignment, the segments that had previously been classified as “Farm & Industrial Machinery”, “Water & Environment System”, “Social Infrastructure”, and “Other” were reclassified as “Farm & Industrial Machinery”, “Water & Environment”, and “Other”.

Reporting Segments

Information by reporting segments is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment	Other	Adjustments	Consolidated
2013:
Revenues:
External customers	¥850,953	¥282,078	¥34,597	¥—	¥1,167,628
Intersegment	59	5,461	22,030	(27,550)	—

Total	851,012	287,539	56,627	(27,550)	1,167,628
Operating income	¥107,967	¥23,533	¥2,464	¥(20,803)	¥113,161

Identifiable assets at March 31, 2013	¥1,244,886	¥258,869	¥75,790	¥164,125	¥1,743,670
Depreciation and amortization	20,123	6,214	737	2,179	29,253
Capital expenditures	37,222	7,658	744	3,102	48,726

2012:
Revenues:
External customers	¥713,943	¥263,286	¥30,790	¥—	¥1,008,019
Intersegment	69	4,839	18,010	(22,918)	—

Total	714,012	268,125	48,800	(22,918)	1,008,019
Operating income	¥97,776	¥17,480	¥2,450	¥(12,026)	¥105,680

Identifiable assets at March 31, 2012	¥1,039,280	¥246,272	¥49,530	¥152,587	¥1,487,669
Depreciation and amortization	14,582	6,574	705	2,000	23,861
Capital expenditures	20,077	6,076	1,071	3,888	31,112

2011:
Revenues:
External customers	¥651,518	¥253,207	¥28,960	¥—	¥933,685
Intersegment	64	3,825	15,837	(19,726)	—

Total	651,582	257,032	44,797	(19,726)	933,685

Operating income	¥86,487	¥15,584	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥232,772	¥39,386	¥166,038	¥1,356,852
Depreciation and amortization	15,870	7,941	697	2,009	26,517
Capital expenditures	13,871	8,625	691	764	23,951

(Notes)

1.	The unallocated corporate expenses included in “Adjustments” amounted to ¥20,770 million, ¥12,030 million, and ¥18,066 million for the years ended March 31, 2013, 2012, and 2011, respectively. The unallocated corporate assets included in “Adjustments” amounted to ¥209,036 million, ¥171,354 million, and ¥182,602 million at March 31, 2013, 2012, and 2011, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. “Adjustments” also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Revenues from External Customers by Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Farm & Industrial Machinery:
Farm equipment and engines	¥744,319	¥619,989	¥580,671
Construction machinery	106,634	93,954	70,847

	850,953	713,943	651,518

Water & Environment:
Pipe-related products	151,058	142,466	140,387
Environment-related products	64,827	56,045	52,381
Social-Infrastructure-related products	66,193	64,775	60,439

	282,078	263,286	253,207

Other	34,597	30,790	28,960

Total	¥1,167,628	¥1,008,019	¥933,685

Geographic Information

Information for revenues from external customers by destinations and property, plant, and equipment based on physical location are summarized as follows:

(¥ in millions)
	2013	2012	2011
Revenues from external customers by destination for the years ended March 31:
Japan	¥540,982	¥498,684	¥477,913
North America	263,246	219,929	189,330
Europe	118,744	88,715	75,762
Asia Outside Japan	204,172	169,632	160,533
Other Areas	40,484	31,059	30,147

Total	¥1,167,628	¥1,008,019	¥933,685

Property, plant, and equipment based on physical location at March 31:
Japan	¥178,680	¥176,987	¥177,460
North America	22,892	15,158	16,146
Europe	14,057	9,580	1,733
Asia Outside Japan	36,005	20,087	18,794
Other Areas	3,892	3,255	3,225

Total	¥255,526	¥225,067	¥217,358

(Notes)

1.	Revenues from North America include those from the United States of ¥228,932 million, ¥190,243 million, and ¥167,553 million for the years ended March 31, 2013, 2012, and 2011, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.

Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events

22. SUBSEQUENT EVENTS

On May 10, 2013, the Company’s Board of Directors resolved to pay a cash dividend to shareholders of record on March 31, 2013 of ¥9 per common share (¥45 per 5 common shares), a total of ¥11,307 million.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Description of Business

Description of Business

Kubota Corporation (the “parent company”) and subsidiaries (collectively the “Company”) are one of Japan’s leading manufacturers of a comprehensive range of machinery and other industrial and consumer products, including farm equipment, engines, construction machinery, pipe-related products, environment-related products, and industrial castings.

The manufacturing operations of the Company are conducted primarily at 20 plants in Japan and at 29 overseas plants located in the United States and certain other countries. Farm equipment, construction machinery, ductile iron pipe, and certain other products are sold both in Japan and in overseas markets which consist mainly of North America, Europe, and Asia.

Basis Of Financial Statements	Basis of Financial Statements The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been consolidated in the March 31 consolidated financial statements on a three-month lag.

The accounts of variable interest entity (“VIE”) are included in the consolidated financial statements, as applicable. The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2013 and 2012 were ¥170 million and ¥177 million, respectively. There are no restrictions on the use of the VIE’s assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company. The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies but where the Company does not have a controlling financial interest, are accounted for using the equity method.

Use of Estimates

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the areas of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥4,942 million, ¥2,935 million, and ¥28,907 million, respectively, were included in cash and cash equivalents at March 31, 2013, 2012, and 2011. The restricted cash, which is pledged as collateral and received as advance payment for public works projects, is not included in cash and cash equivalents but included in other current assets and amounted to ¥2,237 million, ¥2,136 million, and ¥925 million at March 31, 2013, 2012, and 2011, respectively.

Inventories	Inventories Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.
Investments

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

When a decline in value of a marketable security is deemed to be other-than-temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other-than-temporary, the Company evaluates the extent to which cost exceeds market value, the duration of the market decline, and other key measures. Other nonmarketable securities are stated at cost and reviewed periodically for impairment.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method.

Allowance for Doubtful Accounts and Credit Losses

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful accounts and credit losses. The allowance for doubtful accounts and credit losses is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, the customer’s ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation expenses of those assets are principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from two to 14 years for machinery and equipment.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is not amortized, but is instead tested for impairment annually or whenever events occur or circumstances change, which indicates the possibility of the impairment. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company’s evaluation of goodwill completed during the year resulted in no impairment losses.

Intangible assets with definite useful lives are amortized on a method reflecting the pattern in which the economic benefits of the intangible asset are consumed if that pattern can be reliably determined. If that pattern cannot be reliably determined, a straight-line amortization method is used.

Long-Lived Assets

Long-Lived Assets

The Company evaluates long-lived assets (including property, plant, equipment and intangible assets with definite useful lives) to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

Retirement and Pension Plans

The funded status of the Company’s defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred and the portion between 10% and 20% is amortized over the average participants’ remaining service period while the portion of less than 10% is not amortized.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not to be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax	Sales Tax Revenues are presented exclusive of sales tax.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2013, 2012, and 2011 that pertain to long-term contracts were 2.4%, 2.3%, and 2.2%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising	Research and Development and Advertising Research and development and advertising costs are expensed as incurred.
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are included in selling, general, and administrative expenses.
Expense from the Payments for Health Hazard of Asbestos

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company’s plant and current and former employees when the Company determines that a payment is warranted.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 19. COMMITMENTS AND CONTINGENCIES)

Derivative Financial Instruments

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (a cash flow hedge).

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company’s policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are categorized into three levels. The Company determines transfers between their levels at the date of the event or change in circumstances that caused the transfer.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using the entity’s own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available.

Net Income Attributable to Kubota Corporation Per Common Share

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2013, 2012, and 2011 was 1,255,950,622, 1,262,533,879, and 1,271,778,025, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2013, 2012, and 2011.

New Accounting Standards

New Accounting Standards

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued a new accounting standard related to the presentation of comprehensive income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. This standard was retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and the Company adopted this standard on April 1, 2012. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued a new accounting standard related to the presentation for the net income effects of amounts reclassified out of accumulated other comprehensive income. This standard requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component as well as to present, either on the face of the statement of income or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The standard is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued a new accounting standard related to the presentation of offsetting assets and liabilities in financial statements. Subsequently, in February 2013, the FASB issued a new accounting standard related to the above standard to clarify its intended scope of the disclosures. These standards require entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The purpose of this issuance is to eliminate differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”) in order to enhance the comparability of statements prepared on the basis of U.S. GAAP and IFRS. These standards are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods, and should be applied retrospectively for all comparative periods presented. The adoptions of the standards are not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued a new accounting standard related to a parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. The purpose of this standard is to resolve the diversity in practice which included application of either a deconsolidation or derecognition model for releasing the related cumulative translation adjustment into net income. The FASB concluded that the cumulative transaction adjustments should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of foreign entity in which the subsidiaries or group of asset had resided. This standard is effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Inventory

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Finished products	¥133,974	¥119,446
Spare parts	30,626	25,640
Work in process	34,961	31,495
Raw materials and supplies	31,927	25,489

	¥231,488	¥202,070

Investments In And Loan Receivables From Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Investments In And Loan Receivables

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Loan receivables—current	¥4,272	¥5,919
Loan receivables—noncurrent	258	370
Investments	19,018	17,601

	¥23,548	¥23,890

Schedule Of Financial Information Of Affiliated Companies

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2013	2012
Current assets	¥57,480	¥60,059
Noncurrent assets	53,673	56,293
Total assets	111,153	116,352
Current liabilities	55,323	60,623
Long-term liabilities	12,641	15,143

Net assets	¥43,189	¥40,586

Schedule Of Revenues And Net Income

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Revenues	¥229,033	¥231,133	¥222,694
Cost of revenues	167,925	167,905	162,836
Net income	3,077	3,038	1,442

Other Investments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2013				2012
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥24,111	¥50,224	¥26,113	¥—	¥23,656	¥34,339	¥10,685	¥2
Other equity securities	14,741	67,717	52,976	—	14,775	58,060	43,293	8

	¥38,852	¥117,941	¥79,089	¥—	¥38,431	¥92,399	¥53,978	¥10

Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2013				2012
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥—	¥—	¥—	¥—	¥197	¥2	¥—	¥—
Other equity securities	87	—	—	—	388	8	—	—

	¥87	¥—	¥—	¥—	¥585	¥10	¥—	¥—

Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Proceeds from sales of available-for-sale securities	¥—	¥—	¥6,188
Gross realized gains	—	—	4,843
Gross realized losses	—	—	—

Sales Financing Receivables And Other Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Finance Receivables-Net

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Retail finance receivables	¥262,584	¥204,593
Less: Allowance for credit losses	(634)	(732)

Retail—net	261,950	203,861

Finance lease receivables	143,334	128,415
Less: Unearned income	(19,294)	(16,479)
Less: Allowance for credit losses	(6,161)	(3,365)

Finance leases—net	117,879	108,571

Total finance receivables—net	379,829	312,432
Less: current portion	(130,694)	(108,160)

Long-term finance receivables—net	¥249,135	¥204,272

Schedule Of Long-Term Trade Accounts Receivable-Net

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Long-term trade accounts receivable
Current	¥28,254	¥26,901
Non-current	32,009	31,409

Total long-term trade accounts receivable	60,263	58,310
Less: Allowance for doubtful accounts	(594)	(1,027)

Long-term trade accounts receivable—net	¥59,669	¥57,283

Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases

The following table presents the annual maturities of retail finance receivables and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2014	¥86,749	¥58,121	¥28,254
2015	78,147	42,027	12,902
2016	60,049	26,831	8,714
2017	33,342	13,211	5,680
2018	3,381	3,135	3,074
2019 and thereafter	916	9	1,639

Total	¥262,584	¥143,334	¥60,263

Schedule Of Finance Income And Expenses

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Finance income	¥20,679	¥18,964	¥20,128
Finance expenses	6,078	6,699	8,773

Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2013:
Rank A	¥246,345	¥5,330	¥7,379	¥115,552	¥57,745	¥584
Rank B	10,602	—	154	955	1,505	—
Rank C	284	23	—	—	429	—

Total	¥257,231	¥5,353	¥7,533	¥116,507	¥59,679	¥584

2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2013:
Retail finance Receivables	North America	¥9,262	¥885	¥122	¥617	¥10,886	¥246,345	¥257,231
Retail finance Receivables	Other Areas	—	—	23	—	23	5,330	5,353
Finance lease receivables	Japan	50	13	20	69	152	7,381	7,533
Finance lease receivables	Asia Outside Japan	240	244	142	329	955	115,552	116,507
Long-term trade accounts receivable	Japan	338	155	366	522	1,381	58,298	59,679
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	584	584

Total		¥9,890	¥1,297	¥673	¥1,537	¥13,397	¥433,490	¥446,887

2012:
Retail finance receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839

Allowance For Doubtful Accounts And Credit Losses (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Allowance For Doubtful Accounts And Credit Losses

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,404	¥2,806	¥2,821
Provision	196	173	300
Charge-offs	(264)	(225)	(77)
Other	168	(350)	(238)

Balance at end of year	¥2,504	¥2,404	¥2,806

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥875	¥932	¥770
Provision (Reversal)	(223)	(43)	259
Charge-offs	—	(13)	(93)
Other	2	(1)	(4)

Balance at end of year	¥654	¥875	¥932

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥4,097	¥3,101	¥1,706
Provision	2,531	2,268	2,304
Charge-offs	(628)	(945)	(780)
Other	795	(327)	(129)

Balance at end of year	¥6,795	¥4,097	¥3,101

Schedule Of Allowance For Doubtful Accounts And Credit Losses And Recorded Investment In Financing Receivables

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2013:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥732	¥3,365	¥1,027	¥5,124
Provision	446	2,085	(433)	2,098
Charge-offs	(628)	—	—	(628)
Recoveries	12	—	—	12
Other	72	711	—	783

Balance at end of year	¥634	¥6,161	¥594	¥7,389

Individually evaluated for impairment	307	—	415	722
Collectively evaluated for impairment	327	6,161	179	6,667

Recorded Investment at March 31, 2013:
Balance at end of year	¥262,584	¥124,040	¥60,263	¥446,887

Individually evaluated for impairment	307	—	429	736
Collectively evaluated for impairment	262,277	124,040	59,834	446,151

Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	¥5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917

Business Combination (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Assets Acquired And Liabilities Assumed

The following table presents the provisional amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed:

(¥ in millions)
At March 13, 2012:
Current assets	¥28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950

Total assets acquired	¥55,394

Current liabilities	22,940
Long-term liabilities	9,356

Total liabilities assumed	¥32,296
Total net assets acquired	¥23,098

Goodwill And Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of The Components Of Intangible Assets Subject to Amortization

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2013			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥21,032	¥(9,998)	¥11,034	¥16,292	¥(8,378)	¥7,914
Customer relationships	6,795	(566)	6,229	6,441	—	6,441
Technological know-how	3,368	(458)	2,910	3,051	(4)	3,047
Others	4,959	(1,369)	3,590	4,785	(309)	4,476

Total	¥36,154	¥(12,391)	¥23,763	¥30,569	¥(8,691)	¥21,878

Schedule Of Future Estimated Amortization Expenses Of Intangible Assets

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2014	¥4,943
2015	4,332
2016	3,811
2017	3,408
2018	2,681

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Long-Term Debt

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2013	2012
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2013	¥—	¥4,000
Yen notes (floating rate 0.69%)	2013	—	2,000
Yen notes (floating rate 0.45%)	2013	—	5,000
NOK notes (floating rate 9.68%)	2013	—	4,597
SEK notes (fixed rate 9.32%)	2013	—	1,237
U.S.$ notes (floating rate 1.00%)	2013	—	3,896
Yen notes (fixed rate 1.54%)	2013	—	10,000
Yen notes (fixed rate 1.27%)	2013	—	10,000
U.S.$ notes (floating rate 0.88%)	2014	4,335	3,892
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.77%)	2016	4,328	3,885
U.S.$ notes (floating rate 0.67%)	2016	3,029	2,719
U.S.$ notes (floating rate 0.88%)	2017	4,322	—
Yen notes (fixed rate 0.30%)	2018	20,000	—
Yen notes (fixed rate 0.51%)	2020	20,000	—
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		40,992	30,999
Unsecured		230,429	196,047
Capital lease obligations		4,222	3,340

Total		341,657	291,612
Less: current portion		(68,297)	(107,210)

		¥273,360	¥184,402

Schedule Of Annual Maturities Of Long-Term Debt

The following table presents the annual maturities of long-term debt at March 31, 2013

(¥ in millions)
Years ending March 31:
2014	¥68,297
2015	88,579
2016	60,047
2017	68,187
2018	34,760
2019 and thereafter	21,787

Total	¥341,657

Schedule Of Assets Pledged As Collateral

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Trade notes	¥71	¥—
Trade accounts	1,054	—
Short-term finance receivables	14,636	14,716
Other current assets *1	534	273
Long-term finance receivables	31,679	20,688
Property, plant, and equipment	2,055	1,749

Total	¥50,029	¥37,426

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Schedule Of Assets Pledged Against Liabilities

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2013	2012
Short-term borrowings	¥1,407	¥669
Current portion of long-term debt	12,844	12,800
Long-term debt	28,148	18,199

Total	¥42,399	¥31,668

Retirement And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2013	2012
Funded status:
Benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Funded status-net	¥(28,752)	¥(41,882)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(28,752)	¥(41,882)
Prepaid expenses for benefit plans, included in other assets	—	—

Amounts recognized in the consolidated balance sheets-net	¥(28,752)	¥(41,882)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2013	2012
Actuarial loss	¥(29,740)	¥(39,794)
Prior service benefit	2,012	2,820

Total recognized in accumulated other comprehensive income (loss), before tax	¥(27,728)	¥(36,974)

Schedule Of Plan With Projected/Accumulated Benefit Obligations In Excess Of Plan Assets

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2013	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,707	¥175,419
Fair value of plan assets	156,934	135,314

Schedule Of Changes In Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥180,868	¥165,637
Service cost	6,837	6,584
Interest cost	3,671	3,589
Actuarial loss	9,992	11,979
Benefits paid (lump-sum payments)	(7,801)	(7,444)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	342	5,464
Foreign currency exchange rate changes	920	(448)

Benefit obligations at end of year	¥190,257	¥180,868

Accumulated benefit obligations at March 31	¥187,482	¥178,525

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	1.7%	2.2%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Schedule Of Changes In Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2013	2012
Fair value of plan assets at beginning of year	¥138,986	¥130,437
Actual return on plan assets	17,474	1,933
Employer contributions	13,560	13,741
Benefits paid (lump-sum payments)	(4,754)	(5,048)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	53	2,672
Foreign currency exchange rate changes	758	(256)

Fair value of plan assets at end of year	¥161,505	¥138,986

Schedule Of Fair Value Of Plan Assets

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2013:
Equity securities:
Financial institutions (Japanese companies)	¥7,712	¥—	¥—	¥7,712
Other industries (Japanese companies)	5,682	—	—	5,682
Pooled funds (Japanese companies) *1	—	17,505	—	17,505
Pooled funds (foreign companies) *1	—	27,740	—	27,740
Debt securities:
Pooled funds (Japanese issuers) *2	—	57,210	—	57,210
Pooled funds (foreign issuers) *3	—	17,136	—	17,136
Cash and short-term investments	1,183	2,138	—	3,321
General accounts of insurance company	—	24,284	—	24,284
Other assets *4	—	753	162	915

Fair value of plan assets	¥14,577	¥146,766	¥162	¥161,505

2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 89% Japanese government and municipal bonds and 11% Japanese corporate bonds at March 31, 2013, and 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012.

*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Schedule Of Net Periodic Benefit Costs And Assumptions

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net periodic benefit cost:
Service cost	¥6,837	¥6,584	¥6,117
Interest cost	3,671	3,589	3,315
Expected return on plan assets	(3,362)	(2,657)	(2,585)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	6,177	693	472

Total	¥12,515	¥7,401	¥6,511

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.2%	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Actuarial gain (loss) recognized in other comprehensive income	¥4,317	¥(12,529)	¥(4,602)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	6,177	693	472

Net recognized in other comprehensive income (loss), before tax	¥9,686	¥(12,644)	¥(4,938)

Schedule Of Estimated Prior Service Benefit And Actuarial Loss

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2014:

(¥ in millions)
Prior service benefit	¥(761)
Actuarial loss	990

Schedule Of Expected Benefit Payments To The Participants

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2014	¥12,732
2015	12,483
2016	12,202
2017	12,519
2018	11,162
2019-2023	50,931

REVENUE RECOGNITION FOR LONG-TERM CONTRACTS (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Notes And Accounts Receivable

The following table details the notes and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2013			2012
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Trade notes	¥205	¥—	¥—	¥633	¥—	¥—
Trade accounts	13,523	1,849	41	11,407	1,856	2

	¥13,728	¥1,849	¥41	¥12,040	¥1,856	¥2

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Income Before Income Taxes, Domestic And Foreign

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥80,032	¥63,429	¥54,306
Foreign	40,431	37,509	36,994

Total	¥120,463	¥100,938	¥91,300

Income taxes:
Current—
Domestic	¥26,015	¥23,932	¥12,312
Foreign	13,946	11,662	14,825

	39,961	35,594	27,137

Deferred—
Domestic	3,067	1,278	6,142
Foreign	(2,288)	(324)	(2,595)

	779	954	3,547

Total	¥40,740	¥36,548	¥30,684

Schedule Of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2013	2012	2011
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.0%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	0.6	(0.5)	(0.6)
Permanently nondeductible expenses	0.2	0.3	0.3
Nontaxable dividend income	(0.4)	(0.5)	(0.5)
Extra tax deduction on expenses for research and development	(2.9)	(2.4)	(2.3)
Difference in statutory tax rates of foreign subsidiaries	0.1	(0.9)	(2.0)
Other—net	(1.8)	(0.4)	(1.9)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.8%	36.2%	33.6%

Schedule Of Net Deferred Tax Assets

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2013	2012
Other current assets	¥36,277	¥31,853
Other assets—Other	9,774	7,179
Other current liabilities	(132)	(293)
Other long-term liabilities	(25,847)	(7,228)

Net deferred tax assets	¥20,072	¥31,511

Schedule Of Significant Components Of Deferred Tax Assets And Liabilities

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2013	2012
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥755	¥1,160
Intercompany profits	10,213	8,428
Adjustment of investment securities	7,516	7,571
Write-downs of inventories and fixed assets	2,551	1,820
Accrued bonus	6,049	5,745
Retirement and pension costs	11,477	16,684
Tax loss and credit carryforwards	5,172	6,599
Other temporary differences	28,859	25,422

Gross deferred tax assets	72,592	73,429
Less: valuation allowance	(6,001)	(3,900)

Net deferred tax assets	¥66,591	¥69,529

Deferred tax liabilities:
Adjustment of investment securities	¥27,258	¥20,646
Unremitted earnings of foreign subsidiaries and affiliates	11,405	8,755
Other temporary differences	7,856	8,617

Gross deferred tax liabilities	¥46,519	¥38,018

Schedule Of Valuation Allowance

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥3,900	¥986	¥1,509
Addition	2,321	753	447
Deduction	(220)	(905)	(970)
Addition from acquisition	—	3,066	—

Balance at end of year	¥6,001	¥3,900	¥986

Schedule Of Reconciliation Of Unrecognized Tax Benefits

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥1,737	¥223	¥200
Gross increase for tax positions taken in prior years	462	1,639	87
Gross decrease for tax positions taken in prior years	—	—	(9)
Settlements	(2)	(118)	(8)
Lapse of statute of limitations	—	—	(19)
Other	14	(7)	(28)

Balance at end of year	¥2,211	¥1,737	¥223

Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive loss, net of taxes:

(¥ in millions)
At March 31:	2013	2012
Foreign currency translation adjustments	¥(46,732)	¥(76,476)
Unrealized gains on securities	35,120	19,112
Unrealized losses on derivatives	(70)	(256)
Pension liability adjustments	(17,207)	(22,922)

Total accumulated other comprehensive loss	¥(28,889)	¥(80,542)

Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries

The following table presents the effects of changes in Kubota Corporation’s ownership interests in its subsidiaries on Kubota Corporation shareholders’ equity:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net income attributable to Kubota Corporation	¥73,688	¥61,552	¥54,822

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	744	319	425
Decrease in capital surplus for purchases of noncontrolling interests	(953)	(724)	(726)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	243	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(1)	(25)	—

Net transfers from (to) the noncontrolling interests	33	(306)	(102)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥73,721	¥61,246	¥54,720

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Components Of Other Comprehensive Income (Loss)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2013			2012			2011
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥38,518	¥(584)	¥37,934	¥(13,386)	¥27	¥(13,359)	¥(26,930)	¥548	¥(26,382)
Reclassification adjustment for losses realized in net income	280	—	280	—	—	—	—	—	—

	38,798	(584)	38,214	(13,386)	27	(13,359)	(26,930)	548	(26,382)

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	24,841	(8,854)	15,987	1,886	18	1,904	(5,536)	2,245	(3,291)
Reclassification adjustment for losses (gains) realized in net income	331	(118)	213	2,043	(727)	1,316	(3,087)	1,253	(1,834)

	25,172	(8,972)	16,200	3,929	(709)	3,220	(8,623)	3,498	(5,125)

Unrealized gains on derivatives:
Unrealized gains (losses) on derivatives arising during period	(544)	134	(410)	101	(39)	62	(662)	228	(434)
Reclassification adjustments for losses realized in net income	803	(198)	605	771	(295)	476	1,888	(650)	1,238

	259	(64)	195	872	(334)	538	1,226	(422)	804

Pension liability adjustments:
Pension liability adjustments arising during period	4,317	(1,763)	2,554	(12,529)	4,242	(8,287)	(4,602)	1,722	(2,880)
Reclassification adjustment for losses (gains) realized in net income	5,369	(1,911)	3,458	(115)	41	(74)	(336)	136	(200)

	9,686	(3,674)	6,012	(12,644)	4,283	(8,361)	(4,938)	1,858	(3,080)

Other comprehensive income (loss)	¥73,915	¥(13,294)	¥60,621	¥(21,229)	¥3,267	¥(17,962)	¥(39,265)	¥5,482	¥(33,783)

Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2013			2012			2011
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥32,594	¥5,620	¥38,214	¥(10,743)	¥(2,616)	¥(13,359)	¥(23,294)	¥(3,088)	¥(26,382)
Unrealized gains (losses) on securities	16,008	192	16,200	3,190	30	3,220	(5,128)	3	(5,125)
Unrealized gains (losses) on derivatives	186	9	195	531	7	538	805	(1)	804
Pension liability adjustments	5,715	297	6,012	(8,095)	(266)	(8,361)	(3,093)	13	(3,080)

Other comprehensive income (loss)	¥54,503	¥6,118	¥60,621	¥(15,117)	¥(2,845)	¥(17,962)	¥(30,710)	¥(3,073)	¥(33,783)

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Fair Values Of Derivative Instruments

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2013	2012	2013	2012	2013	2012	2013	2012
Derivatives designated as hedging instruments:
Interest rate swap contracts	¥—	¥—	¥—	¥—	¥110	¥299	¥19	¥84
Cross-currency interest rate swap contracts	—	90	—	—	—	—	—	—

Total derivatives designated as hedging instruments	¥—	¥90	¥—	¥—	¥110	¥299	¥19	¥84

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥248	¥342	¥—	¥—	¥3,372	¥2,155	¥—	¥6
Cross-currency swap contracts	60	131	16	66	3	43	6	20
Interest rate swap contracts	—	—	—	—	23	27	3	—
Cross-currency interest rate swap contracts	245	1,809	258	1,112	932	777	294	298

Total derivatives not designated as hedging instruments	¥553	¥2,282	¥274	¥1,178	¥4,330	¥3,002	¥303	¥324

Total	¥553	¥2,372	¥274	¥1,178	¥4,440	¥3,301	¥322	¥408

Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2013:
Interest rate swap contracts	¥(76)	Interest expense	¥(316)
Cross-currency interest rate swap contracts	(468)	Interest expense	(43)
		Foreign exchange gain (loss)-net	(444)

Total	¥(544)		¥(803)

For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

Schedule Of Derivative Instruments Not Designated As Hedging Instruments

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2013:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(9,680)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	(495)
Interest rate swap contracts	Other—net	(25)
Cross-currency interest rate swap contracts	Other—net	(3,035)

Total		¥(13,235)

For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035

Fair Value Of Financial Instruments And Concentration Of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Carrying Value And Fair Value Of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2013:
Financial assets:
Finance receivables—net	¥261,950	¥—	¥262,613	¥—	¥262,613
Long-term trade accounts receivable	59,669	—	63,538	—	63,538
Financial liabilities:
Long-term debt	(337,435)	—	(338,474)	—	(338,474)
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2013:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥50,224	¥—	¥—	¥50,224
Other equity securities	67,717	—	—	67,717
Derivatives:
Foreign exchange contracts	—	248	—	248
Cross-currency swap contracts	—	76	—	76
Cross-currency interest rate swap contracts	—	503	—	503

Total assets	¥117,941	¥827	¥—	¥118,768

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥3,372	¥—	¥3,372
Cross-currency swap contracts	—	9	—	9
Interest rate swap contracts	—	155	—	155
Cross-currency interest rate swap contracts	—	1,226	—	1,226

Total liabilities	¥—	¥4,762	¥—	¥4,762

2012:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,339	¥—	¥—	¥34,339
Other equity securities	58,060	—	—	58,060
Derivatives:
Foreign exchange contracts	—	342	—	342
Cross-currency swap contracts	—	197	—	197
Cross-currency interest rate swap contracts	—	3,011	—	3,011

Total assets	¥92,399	¥3,550	¥—	¥95,949

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥2,161	¥—	¥2,161
Cross-currency swap contracts	—	63	—	63
Interest rate swap contracts	—	410	—	410
Cross-currency interest rate swap contracts	—	1,075	—	1,075

Total liabilities	¥—	¥3,709	¥—	¥3,709

Supplemental Expense Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Supplemental Expense Information

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Research and development expenses	¥31,214	¥27,856	¥25,042
Advertising costs	8,711	6,979	7,178
Shipping and handling costs	45,671	40,033	37,836
Depreciation and amortization	29,253	23,861	26,517

Commitments And Contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Leased Assets Under Capital Leases

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Land	¥66	¥63
Machinery and equipment	4,327	5,971
Accumulated depreciation	(846)	(3,640)
Software	240	180

Total	¥3,787	¥2,574

Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2013:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2014	¥861	¥1,033
2015	812	761
2016	701	480
2017	665	322
2018	337	210
2019 and thereafter	1,302	243

Total minimum lease payments	4,678	¥3,049

Less: amounts representing interest	(456)

Present value of net minimum capital lease payments	¥4,222

Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost

(¥ in millions)
For the years ended March 31:	2013	2012
Balance at beginning of year	¥5,876	¥5,598
Addition	6,370	3,638
Utilization	(4,650)	(3,788)
Other	331	428

Balance at end of year	¥7,927	¥5,876

Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Supplemental Information Related To Statements Of Cash Flows

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Cash paid during the year:
Interest	¥5,642	¥4,732	¥6,914
Income taxes	37,876	20,515	44,207
Non-cash investing and financing activities:
Retirement of treasury stock	19,152	—	—
Obtaining assets by entering into capital leases	772	471	201

SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Information By Reporting Segment

Information by reporting segments is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment	Other	Adjustments	Consolidated
2013:
Revenues:
External customers	¥850,953	¥282,078	¥34,597	¥—	¥1,167,628
Intersegment	59	5,461	22,030	(27,550)	—

Total	851,012	287,539	56,627	(27,550)	1,167,628
Operating income	¥107,967	¥23,533	¥2,464	¥(20,803)	¥113,161

Identifiable assets at March 31, 2013	¥1,244,886	¥258,869	¥75,790	¥164,125	¥1,743,670
Depreciation and amortization	20,123	6,214	737	2,179	29,253
Capital expenditures	37,222	7,658	744	3,102	48,726

2012:
Revenues:
External customers	¥713,943	¥263,286	¥30,790	¥—	¥1,008,019
Intersegment	69	4,839	18,010	(22,918)	—

Total	714,012	268,125	48,800	(22,918)	1,008,019
Operating income	¥97,776	¥17,480	¥2,450	¥(12,026)	¥105,680

Identifiable assets at March 31, 2012	¥1,039,280	¥246,272	¥49,530	¥152,587	¥1,487,669
Depreciation and amortization	14,582	6,574	705	2,000	23,861
Capital expenditures	20,077	6,076	1,071	3,888	31,112

2011:
Revenues:
External customers	¥651,518	¥253,207	¥28,960	¥—	¥933,685
Intersegment	64	3,825	15,837	(19,726)	—

Total	651,582	257,032	44,797	(19,726)	933,685

Operating income	¥86,487	¥15,584	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥232,772	¥39,386	¥166,038	¥1,356,852
Depreciation and amortization	15,870	7,941	697	2,009	26,517
Capital expenditures	13,871	8,625	691	764	23,951

(Notes)

1.	The unallocated corporate expenses included in “Adjustments” amounted to ¥20,770 million, ¥12,030 million, and ¥18,066 million for the years ended March 31, 2013, 2012, and 2011, respectively. The unallocated corporate assets included in “Adjustments” amounted to ¥209,036 million, ¥171,354 million, and ¥182,602 million at March 31, 2013, 2012, and 2011, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. “Adjustments” also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Schedule Of Revenues From External Customers By Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Farm & Industrial Machinery:
Farm equipment and engines	¥744,319	¥619,989	¥580,671
Construction machinery	106,634	93,954	70,847

	850,953	713,943	651,518

Water & Environment:
Pipe-related products	151,058	142,466	140,387
Environment-related products	64,827	56,045	52,381
Social-Infrastructure-related products	66,193	64,775	60,439

	282,078	263,286	253,207

Other	34,597	30,790	28,960

Total	¥1,167,628	¥1,008,019	¥933,685

Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location

Information for revenues from external customers by destinations and property, plant, and equipment based on physical location are summarized as follows:

(¥ in millions)
	2013	2012	2011
Revenues from external customers by destination for the years ended March 31:
Japan	¥540,982	¥498,684	¥477,913
North America	263,246	219,929	189,330
Europe	118,744	88,715	75,762
Asia Outside Japan	204,172	169,632	160,533
Other Areas	40,484	31,059	30,147

Total	¥1,167,628	¥1,008,019	¥933,685

Property, plant, and equipment based on physical location at March 31:
Japan	¥178,680	¥176,987	¥177,460
North America	22,892	15,158	16,146
Europe	14,057	9,580	1,733
Asia Outside Japan	36,005	20,087	18,794
Other Areas	3,892	3,255	3,225

Total	¥255,526	¥225,067	¥217,358

(Notes)

1.	Revenues from North America include those from the United States of ¥228,932 million, ¥190,243 million, and ¥167,553 million for the years ended March 31, 2013, 2012, and 2011, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.

Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Total assets of the VIE	¥ 170	¥ 177
Time deposits, total	4,942	2,935	28,907
Restricted cash	¥ 2,237	¥ 2,136	¥ 925
Net actuarial gain and losses	20.00%	20.00%	20.00%
Deferred tax benefit	50.00%
Long-term contracts for revenue recognition	2.40%	2.30%	2.20%
Weighted average number of shares outstanding	1,255,950,622	1,262,533,879	1,271,778,025
Potentially dilutive shares outstanding	0	0	0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	10.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	20.00%
JAPAN
Summary Of Significant Accounting Policies [Line Items]
Number of plants	20
Overseas
Summary Of Significant Accounting Policies [Line Items]
Number of plants	29
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	50 years
Machinery and Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	14 years

Inventories (Schedule Of Inventory) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventories [Abstract]
Finished products	¥ 133,974	¥ 119,446
Spare parts	30,626	25,640
Work in process	34,961	31,495
Raw materials and supplies	31,927	25,489
Total inventory, net	¥ 231,488	¥ 202,070

Investments In and Loan Receivables from Affiliated Companies (Schedule Of Investments In And Loan Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Total Investments and loan receivables from affiliated companies	¥ 23,548	¥ 23,890
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Loan receivables-current	4,272	5,919
Loan receivables-noncurrent	258	370
Investments	¥ 19,018	¥ 17,601

Investments In And Loan Receivables From Affiliated Companies (Schedule Of Revenues And Net Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Current assets	¥ 1,014,675	¥ 866,012
Total	1,743,670	1,487,669	1,356,852
Current liabilities	594,856	535,983
Long-term liabilities	338,206	244,472
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Current assets	57,480	60,059
Noncurrent assets	53,673	56,293
Total	111,153	116,352
Current liabilities	55,323	60,623
Long-term liabilities	12,641	15,143
Net assets	¥ 43,189	¥ 40,586

Investments In And Loan Receivables From Affiliated Companies (Schedule Of Financial Information Of Affiliated Companies) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Cost of revenues	848,149	735,836	678,653
Net income	81,149	66,019	61,108
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Revenues	229,033	231,133	222,694
Cost of revenues	167,925	167,905	162,836
Net income	¥ 3,077	¥ 3,038	¥ 1,442

Investments In And Loan Receivables From Affiliated Companies - Additional Information (Detail) (Affiliated Entity, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Trade notes and accounts receivable from affiliated companies	¥ 24,043	¥ 22,742
Revenues from affiliated companies	63,808	64,868	63,886
Cash dividends received from affiliated companies	41	71	69
Retained earnings include net undistributed earnings of affiliated companies	¥ 13,628	¥ 12,070

Other Investments (Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 38,852	¥ 38,431
Fair Value	117,941	92,399
Gross Unrealized Holding Gains	79,089	53,978
Gross Unrealized Holding Losses		10
Equity Securities Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Cost	24,111	23,656
Fair Value	50,224	34,339
Gross Unrealized Holding Gains	26,113	10,685
Gross Unrealized Holding Losses		2
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	14,741	14,775
Fair Value	67,717	58,060
Gross Unrealized Holding Gains	52,976	43,293
Gross Unrealized Holding Losses		¥ 8

Other Investments (Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	¥ 87	¥ 585
Less than 12 months, Gross Unrealized Holding Losses		10
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Equity Securities Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value		197
Less than 12 months, Gross Unrealized Holding Losses		2
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	87	388
Less than 12 months, Gross Unrealized Holding Losses		8
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses

Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Valuation losses on other investments recognized to reflect the decline in fair value	¥ 360	¥ 2,570	¥ 1,758
Investments in non-traded and unaffiliated companies	¥ 8,738	¥ 9,306

Other Investments (Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Investments [Abstract]
Proceeds from sales of available-for-sale securities			¥ 6,188
Gross realized gains			4,843
Gross realized losses

Sales Financing Receivables And Loan Receivables (Schedule Of Finance Receivables-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables-net	¥ 379,829	¥ 312,432
Less: current portion	(130,694)	(108,160)
Long-term finance receivables-net	249,135	204,272
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables	262,584	204,593
Less: Allowance for credit losses	(634)	(732)
Retail-net	261,950	203,861
Finance Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivables	143,334	128,415
Less: Unearned income	(19,294)	(16,479)
Less: Allowance for credit losses	(6,161)	(3,365)
Finance leases-net	¥ 117,879	¥ 108,571

Sales Financing Receivables And Loan Receivables (Schedule Of Long-Term Trade Accounts Receivable-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-current	¥ 32,009	¥ 31,409
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	28,254	26,901
Non-current	32,009	31,409
Total long-term trade accounts receivable	60,263	58,310
Less: Allowance for doubtful accounts	(594)	(1,027)
Long-term trade accounts receivable-net	¥ 59,669	¥ 57,283

Sales Financing Receivables And Loan Receivables (Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	¥ 28,254
2015	12,902
2016	8,714
2017	5,680
2018	3,074
2019 and thereafter	1,639
Total long-term trade accounts receivable	60,263	58,310
Finance Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	58,121
2015	42,027
2016	26,831
2017	13,211
2018	3,135
2019 and thereafter	9
Total	143,334	128,415
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	86,749
2015	78,147
2016	60,049
2017	33,342
2018	3,381
2019 and thereafter	916
Total	¥ 262,584	¥ 204,593

Sales Financing Receivables And Loan Receivables (Schedule Of Finance Income And Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sales Financing Receivables And Loan Receivables [Abstract]
Finance income	¥ 20,679	¥ 18,964	¥ 20,128
Finance expenses	¥ 6,078	¥ 6,699	¥ 8,773

Sales Financing Receivables And Loan Receivables (Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Retail Finance Receivable | North America
Credit Quality [Line Items]
Total financing receivables	¥ 257,231	¥ 203,728
Retail Finance Receivable | North America | Rank A
Credit Quality [Line Items]
Total financing receivables	246,345	194,625
Retail Finance Receivable | North America | Rank B
Credit Quality [Line Items]
Total financing receivables	10,602	8,699
Retail Finance Receivable | North America | Rank C
Credit Quality [Line Items]
Total financing receivables	284	404
Retail Finance Receivable | Other Areas
Credit Quality [Line Items]
Total financing receivables	5,353	865
Retail Finance Receivable | Other Areas | Rank A
Credit Quality [Line Items]
Total financing receivables	5,330	865
Retail Finance Receivable | Other Areas | Rank C
Credit Quality [Line Items]
Total financing receivables	23
Finance Lease Receivables | JAPAN
Credit Quality [Line Items]
Total financing receivables	7,533	8,766
Finance Lease Receivables | JAPAN | Rank A
Credit Quality [Line Items]
Total financing receivables	7,379	8,565
Finance Lease Receivables | JAPAN | Rank B
Credit Quality [Line Items]
Total financing receivables	154	201
Finance Lease Receivables | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	116,507	103,170
Finance Lease Receivables | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	115,552	100,169
Finance Lease Receivables | Asia Outside Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	955	3,001
Long-Term Trade Accounts Receivable | JAPAN
Credit Quality [Line Items]
Total financing receivables	59,679	58,228
Long-Term Trade Accounts Receivable | JAPAN | Rank A
Credit Quality [Line Items]
Total financing receivables	57,745	55,041
Long-Term Trade Accounts Receivable | JAPAN | Rank B
Credit Quality [Line Items]
Total financing receivables	1,505	2,669
Long-Term Trade Accounts Receivable | JAPAN | Rank C
Credit Quality [Line Items]
Total financing receivables	429	518
Long-Term Trade Accounts Receivable | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	584	82
Long-Term Trade Accounts Receivable | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	¥ 584	¥ 82

Sales Financing Receivables And Loan Receivables (Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	¥ 9,890	¥ 9,077
31-60 days Past due	1,297	1,500
61-90 days past due	673	784
Greater than 90 days past due	1,537	3,356
Total past due	13,397	14,717
Current	433,490	360,122
Total	446,887	374,839
Retail Finance Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Total	262,584	204,593
Finance Lease Receivables
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Total	124,040	111,936
Long-Term Trade Accounts Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Total	60,263	58,310
North America | Retail Finance Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	9,262	7,586
31-60 days Past due	885	622
61-90 days past due	122	93
Greater than 90 days past due	617	802
Total past due	10,886	9,103
Current	246,345	194,625
Total	257,231	203,728
Other Areas | Retail Finance Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
61-90 days past due	23
Total past due	23
Current	5,330	865
Total	5,353	865
JAPAN | Finance Lease Receivables
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	50	67
31-60 days Past due	13	25
61-90 days past due	20	22
Greater than 90 days past due	69	80
Total past due	152	194
Current	7,381	8,572
Total	7,533	8,766
JAPAN | Long-Term Trade Accounts Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	338	925
31-60 days Past due	155	247
61-90 days past due	366	150
Greater than 90 days past due	522	1,097
Total past due	1,381	2,419
Current	58,298	55,809
Total	59,679	58,228
Asia Outside Japan | Finance Lease Receivables
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Up to 30 days past due	240	499
31-60 days Past due	244	606
61-90 days past due	142	519
Greater than 90 days past due	329	1,377
Total past due	955	3,001
Current	115,552	100,169
Total	116,507	103,170
Asia Outside Japan | Long-Term Trade Accounts Receivable
Sales Financing Receivable Recorded Investment Past Due [Line Items]
Current	584	82
Total	¥ 584	¥ 82

Sales Financing Receivables And Other Loan Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 D	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount of each contract both in current assets and loan receivables from affiliated companies	¥ 4,530	¥ 6,289
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables placed on nonaccrual status, period, days	90
Nonaccrual retail finance receivables	¥ 617	¥ 802

Allowance For Doubtful Accounts And Credit Losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Allowance for Doubtful Accounts And Credit Losses [Line Items]
Repossessed assets	¥ 75	¥ 149

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥ 2,404	¥ 2,806	¥ 2,821
Provision	196	173	300
Charge-offs	(264)	(225)	(77)
Other	168	(350)	(238)
Balance at end of year	¥ 2,504	¥ 2,404	¥ 2,806

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Non-Current Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful non-current receivables:
Balance at beginning of year	¥ 875	¥ 932	¥ 770
Provision (Reversal)	(223)	(43)	259
Charge-offs		(13)	(93)
Other	2	(1)	(4)
Balance at end of year	¥ 654	¥ 875	¥ 932

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses On Finance Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for credit losses on finance receivables:
Balance at beginning of year	¥ 4,097	¥ 3,101	¥ 1,706
Provision	2,531	2,268	2,304
Charge-offs	(628)	(945)	(780)
Other	795	(327)	(129)
Balance at end of year	¥ 6,795	¥ 4,097	¥ 3,101

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	¥ 5,124	¥ 4,117
Provision	2,098	2,279
Charge-offs	(628)	(945)
Recoveries	12	11
Other	783	(338)
Balance at end of year	7,389	5,124
Individually evaluated for impairment	722	906
Collectively evaluated for impairment	6,667	4,218
Balance at end of year	446,887	374,839
Individually evaluated for impairment	736	922
Collectively evaluated for impairment	446,151	373,917
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	732	603
Provision	446	621
Charge-offs	(628)	(473)
Recoveries	12	11
Other	72	(30)
Balance at end of year	634	732
Individually evaluated for impairment	307	404
Collectively evaluated for impairment	327	328
Balance at end of year	262,584	204,593
Individually evaluated for impairment	307	404
Collectively evaluated for impairment	262,277	204,189
Finance Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	3,365	2,498
Provision	2,085	1,647
Charge-offs		(472)
Other	711	(308)
Balance at end of year	6,161	3,365
Collectively evaluated for impairment	6,161	3,365
Balance at end of year	124,040	111,936
Collectively evaluated for impairment	124,040	111,936
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	1,027	1,016
Provision	(433)	11
Balance at end of year	594	1,027
Individually evaluated for impairment	415	502
Collectively evaluated for impairment	179	525
Balance at end of year	60,263	58,310
Individually evaluated for impairment	429	518
Collectively evaluated for impairment	¥ 59,834	¥ 57,792

Business Combination - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012 Customer Relationships	Mar. 31, 2012 Developed Technology Rights	Mar. 31, 2012 Trademarks	Mar. 31, 2012 Trade Accounts Receivable	Mar. 31, 2012 Kverneland Asa	May 31, 2012 Kverneland Asa
Business Acquisition [Line Items]
Percentage of outstanding shares acquired							78.95%	21.00%
Cash consideration paid to acquire shares							¥ 18,105
Fair value of noncontrolling interest							4,993
Acquisition-related cost							524
Fair value of trade accounts receivables included in current assets						7,129
Contractual amount of trade accounts receivables included in current assets						7,366
Finite-lived intangible assets acquired	¥ 5,237	¥ 17,414	¥ 6,441	¥ 3,037	¥ 1,391
Acquired intangible assets, weighted average useful life, years			13 years	6 years	10 years

Business Combination (Schedule Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Business Acquisition [Line Items]
Current assets	¥ 28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950
Total assets acquired	55,394
Current liabilities	22,940
Long-term liabilities	9,356
Total liabilities assumed	32,296
Total net assets acquired	¥ 23,098

Goodwill And Other Intangible Assets (Schedule Of Components Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	¥ 36,154	¥ 30,569
Intangible Assets Subject to Amortization, Accumulated Amortization	(12,391)	(8,691)
Intangible Assets Subject to Amortization, Net Carrying Amount	23,763	21,878
Software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	21,032	16,292
Intangible Assets Subject to Amortization, Accumulated Amortization	(9,998)	(8,378)
Intangible Assets Subject to Amortization, Net Carrying Amount	11,034	7,914
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	6,795	6,441
Intangible Assets Subject to Amortization, Accumulated Amortization	(566)
Intangible Assets Subject to Amortization, Net Carrying Amount	6,229	6,441
Know How Technology
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	3,368	3,051
Intangible Assets Subject to Amortization, Accumulated Amortization	(458)	(4)
Intangible Assets Subject to Amortization, Net Carrying Amount	2,910	3,047
Others
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	4,959	4,785
Intangible Assets Subject to Amortization, Accumulated Amortization	(1,369)	(309)
Intangible Assets Subject to Amortization, Net Carrying Amount	¥ 3,590	¥ 4,476

Goodwill And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 5,237	¥ 17,414
Aggregate amortization expense of intangible assets	5,078	2,009	2,313
Farm & Industrial Machinery
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amounts of Goodwill	4,932	4,618	718
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 4,555	¥ 3,751
Amortization Periods (years)	5 years	5 years

Goodwill And Other Intangible Assets (Schedule Of Future Estimated Amortization Expenses Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Goodwill [Line Items]
2014	¥ 4,943
2015	4,332
2016	3,811
2017	3,408
2018	¥ 2,681

Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013 Y	Mar. 31, 2012 Y
Debt Instrument [Line Items]
Notes payable to banks	¥ 118,860,000,000	¥ 63,623,000,000
Commercial paper		6,000,000,000
Short-term borrowings, weighted average interest rates	1.40%	0.99%
Committed lines of credit	20,000,000,000	20,000,000,000
Terms of committed lines of credit, years	1	1
Weighted average interest rates on long-term loans	1.54%	1.68%
Minimum total equity to be maintained	495,100,000,000
Minimum total Kubota Corporation equity to be maintained	¥ 307,300,000,000
Minimum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	0.21%	0.10%
Maximum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	6.60%	5.90%

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Long Term Debt [Line Items]
Collateralized	¥ 40,992	¥ 30,999
Unsecured	230,429	196,047
Capital lease obligations	4,222	3,340
Total	341,657	291,612
Less: current portion	(68,297)	(107,210)
Long-term debt	273,360	184,402
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		4,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		2,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		5,000
Due in years ending March 31:	2013
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Unsecured		4,597
Due in years ending March 31:	2013
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Unsecured		1,237
Due in years ending March 31:	2013
U.S.$ Notes (Floating Rate 1.00%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		3,896
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		10,000
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		10,000
Due in years ending March 31:	2013
U.S.$ notes (floating rate 0.88%) Due in Year 2014
Long Term Debt [Line Items]
Unsecured	4,335	3,892
Due in years ending March 31:	2014
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2015
U.S.$ notes (floating rate 0.77%) Due in Year 2016
Long Term Debt [Line Items]
Unsecured	4,328	3,885
Due in years ending March 31:	2016
U.S.$ notes (floating rate 0.67%) Due in Year 2016
Long Term Debt [Line Items]
Unsecured	3,029	2,719
Due in years ending March 31:	2016
U.S.$ notes (floating rate 0.88%) Due in Year 2017
Long Term Debt [Line Items]
Unsecured	4,322
Due in years ending March 31:	2017
Yen notes (fixed rate 0.30%) Due in Year 2018
Long Term Debt [Line Items]
Unsecured	20,000
Due in years ending March 31:	2018
Yen notes (fixed rate 0.51%) Due in Year 2020
Long Term Debt [Line Items]
Unsecured	¥ 20,000
Due in years ending March 31:	2020

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.70%	0.70%
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.69%	0.69%
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.45%	0.45%
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.68%	9.68%
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.32%	9.32%
U.S.$ Notes (Floating Rate 1.00%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.00%	1.00%
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.54%	1.54%
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.27%	1.27%
U.S.$ notes (floating rate 0.88%) Due in Year 2014
Long Term Debt [Line Items]
Interest rate on long-term debt	0.88%	0.88%
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Interest rate on long-term debt	1.53%	1.53%
U.S.$ notes (floating rate 0.77%) Due in Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.77%	0.77%
U.S.$ notes (floating rate 0.67%) Due in Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.67%	0.67%
U.S.$ notes (floating rate 0.88%) Due in Year 2017
Long Term Debt [Line Items]
Interest rate on long-term debt	0.88%	0.88%
Yen notes (fixed rate 0.30%) Due in Year 2018
Long Term Debt [Line Items]
Interest rate on long-term debt	0.30%	0.30%
Yen notes (fixed rate 0.51%) Due in Year 2020
Long Term Debt [Line Items]
Interest rate on long-term debt	0.51%	0.51%

Short-Term Borrowings And Long-Term Debt (Schedule Of Annual Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 68,297
2015	88,579
2016	60,047
2017	68,187
2018	34,760
2019 and thereafter	21,787
Total	¥ 341,657	¥ 291,612

Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged As Collateral) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Debt Instrument [Line Items]
Trade notes	¥ 71
Trade accounts	1,054
Short-term finance receivables	14,636		14,716
Other current assets	534	[1]	273	[1]
Long-term finance receivables	31,679		20,688
Property, plant, and equipment	2,055		1,749
Total	¥ 50,029		¥ 37,426

[1]	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged Against Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Short-term borrowings	¥ 1,407	¥ 669
Current portion of long-term debt	12,844	12,800
Long-term debt	28,148	18,199
Total	¥ 42,399	¥ 31,668

Retirement And Pension Plans (Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Benefit obligations	¥ 190,257	¥ 180,868	¥ 165,637
Fair value of plan assets	161,505	138,986
Amounts recognized in the consolidated balance sheets-net	(28,752)	(41,882)
Accrued retirement and pension costs	(28,752)	(41,882)
Prepaid expenses for benefit plans, included in other assets
Amounts recognized in the consolidated balance sheets-net	¥ (28,752)	¥ (41,882)

Retirement And Pension Plans (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Retirement And Pension Plans [Abstract]
Actuarial loss	¥ (29,740)	¥ (39,794)
Prior service benefit	2,012	2,820
Total recognized in accumulated other comprehensive income (loss), before tax	¥ (27,728)	¥ (36,974)

Retirement And Pension Plans (Schedule Of Projected Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Retirement And Pension Plans [Abstract]
Projected benefit obligations	¥ 190,257	¥ 180,868
Fair value of plan assets	161,505	138,986
Accumulated benefit obligations	183,707	175,419
Fair value of plan assets	¥ 156,934	¥ 135,314

Retirement And Pension Plans (Schedule Of Changes In Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	¥ 180,868		¥ 165,637
Service cost	6,837		6,584		6,117
Interest cost	3,671		3,589		3,315
Actuarial loss	9,992		11,979
Addition from acquisition	342		5,464
Foreign currency exchange rate changes	920		(448)
Benefit obligations at end of year	190,257		180,868		165,637
Accumulated benefit obligations at March 31	187,482		178,525
Discount rate	1.70%	[1]	2.20%	[1]
Lump-Sum Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(7,801)		(7,444)
Annuity Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,572)		¥ (4,493)

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Retirement And Pension Plans (Schedule Of Changes In Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	¥ 161,505	¥ 138,986
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	138,986	130,437
Actual return on plan assets	17,474	1,933
Employer contributions	13,560	13,741
Addition from acquisition	53	2,672
Foreign currency exchange rate changes	758	(256)
Fair value of plan assets at end of year	161,505	138,986
Plan Assets Lump-Sum Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(4,754)	(5,048)
Plan Assets Annuity Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,572)	¥ (4,493)

Retirement And Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial loss	¥ 6,177	¥ 693	¥ 472
Percentage of excess recognized net actuarial loss by benefit obligation	20.00%
Estimated contribution to defined benefit pension plans	14,000
Costs recognized for defined contribution pension plans	¥ 1,266	¥ 877	¥ 939
Equity securities of financial institutions
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of securities		33.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of securities		48.00%
Other Investment Vehicles
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of securities		19.00%

Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 161,505		¥ 138,986
General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	24,284		25,293
Cash and Short-term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	3,321		2,692
Private Equity Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	915	[1]	355	[1]
Financial Institutions | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	7,712		5,448
Other Industries | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,682		4,723
Pooled Funds | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,505	[2]	14,030	[2]
Pooled Funds | Equity Securities Of Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	27,740	[2]	22,203	[2]
Pooled Funds | Debt Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	57,210	[3]	50,604	[3]
Pooled Funds | Foreign Government Debt Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,136	[4]	13,638	[4]
Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	14,577		11,337
Level 1 | Cash and Short-term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	1,183		1,166
Level 1 | Financial Institutions | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	7,712		5,448
Level 1 | Other Industries | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,682		4,723
Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	146,766		127,480
Level 2 | General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	24,284		25,293
Level 2 | Cash and Short-term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	2,138		1,526
Level 2 | Private Equity Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	753	[1]	186	[1]
Level 2 | Pooled Funds | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,505	[2]	14,030	[2]
Level 2 | Pooled Funds | Equity Securities Of Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	27,740	[2]	22,203	[2]
Level 2 | Pooled Funds | Debt Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	57,210	[3]	50,604	[3]
Level 2 | Pooled Funds | Foreign Government Debt Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,136	[4]	13,638	[4]
Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	162		169
Level 3 | Private Equity Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 162	[1]	¥ 169	[1]

[1]	This class includes the pooled funds which invest in private equity.
[2]	These funds are invested in listed equity securities.
[3]	These funds are invested in approximately 89% Japanese government and municipal bonds and 11% Japanese corporate bonds at March 31, 2013, and 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012.
[4]	These funds are invested in foreign government bonds.

Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Japanese Government And Municipal Bonds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	89.00%	88.00%
Japanese Corporate Bonds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	11.00%	12.00%

Retirement And Pension Plans (Schedule Of Net Periodic Benefit Cost For Defined Benefit Pension Plans And Severance Indemnity Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Service cost	¥ 6,837		¥ 6,584		¥ 6,117
Interest cost	3,671		3,589		3,315
Expected return on plan assets	(3,362)		(2,657)		(2,585)
Amortization of prior service benefit	(808)		(808)		(808)
Amortization of actuarial loss	6,177		693		472
Total	¥ 12,515		¥ 7,401		¥ 6,511
Expected long-term rate of return on plan assets	2.50%		2.50%		2.50%
Discount rate	2.20%	[1]	2.60%	[1]	2.40%	[1]

[1]	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Retirement And Pension Plans (Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Actuarial gain (loss) recognized in other comprehensive income	¥ 4,317	¥ (12,529)	¥ (4,602)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	6,177	693	472
Net recognized in other comprehensive income (loss), before tax	¥ 9,686	¥ (12,644)	¥ (4,938)

Retirement And Pension Plans (Schedule Of Estimated Prior Service Benefit And Actuarial Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Retirement And Pension Plans [Abstract]
Prior service benefit	¥ (761)
Actuarial loss	¥ 990

Retirement And Pension Plans (Schedule Of Expected Benefit Payments To The Participants) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Retirement And Pension Plans [Abstract]
2014	¥ 12,732
2015	12,483
2016	12,202
2017	12,519
2018	11,162
2019-2023	¥ 50,931

Revenue Recognition For Long-Term Contracts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Minimum
Receivables [Line Items]
Completion of long-term contracts	Two
Maximum
Receivables [Line Items]
Completion of long-term contracts	Three

Revenue Recognition For Long-Term Contracts (Schedule Of Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	¥ 13,728	¥ 12,040
1-2 years	1,849	1,856
Over 2 years	41	2
Trade Notes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	205	633
Trade Accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	13,523	11,407
1-2 years	1,849	1,856
Over 2 years	¥ 41	¥ 2

Income Taxes (Schedule Of Income Before Income Taxes, Domestic And Foreign) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Domestic	¥ 80,032	¥ 63,429	¥ 54,306
Foreign	40,431	37,509	36,994
Income before income taxes and equity in net income of affiliated companies	120,463	100,938	91,300
Current, Domestic	26,015	23,932	12,312
Current, Foreign	13,946	11,662	14,825
Current, Total	39,961	35,594	27,137
Deferred, Domestic	3,067	1,278	6,142
Deferred, Foreign	(2,288)	(324)	(2,595)
Deferred, Total	779	954	3,547
Total income taxes	¥ 40,740	¥ 36,548	¥ 30,684

Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.00%	40.60%	40.60%
Increase (decrease) in valuation allowance	0.60%	(0.50%)	(0.60%)
Permanently nondeductible expenses	0.20%	0.30%	0.30%
Nontaxable dividend income	(0.40%)	(0.50%)	(0.50%)
Extra tax deduction on expenses for research and development	(2.90%)	(2.40%)	(2.30%)
Difference in statutory tax rates of foreign subsidiaries	0.10%	(0.90%)	(2.00%)
Other-net	(1.80%)	(0.40%)	(1.90%)
Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.80%	36.20%	33.60%

Income Taxes (Schedule Of Net Deferred Tax Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Other current assets	¥ 36,277	¥ 31,853
Other assets-Other	9,774	7,179
Other current liabilities	(132)	(293)
Other long-term liabilities	(25,847)	(7,228)
Net deferred tax assets	¥ 20,072	¥ 31,511

Income Taxes (Schedule Of Significant Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Allowance for doubtful accounts and credit losses	¥ 755	¥ 1,160
Intercompany profits	10,213	8,428
Adjustment of investment securities	7,516	7,571
Write-downs of inventories and fixed assets	2,551	1,820
Accrued bonus	6,049	5,745
Retirement and pension costs	11,477	16,684
Tax loss and credit carryforwards	5,172	6,599
Other temporary differences	28,859	25,422
Gross deferred tax assets	72,592	73,429
Less: valuation allowance	(6,001)	(3,900)
Net deferred tax assets	66,591	69,529
Adjustment of investment securities	27,258	20,646
Unremitted earnings of foreign subsidiaries and affiliates	11,405	8,755
Other temporary differences	7,856	8,617
Gross deferred tax liabilities	¥ 46,519	¥ 38,018

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.00%	40.60%	40.60%
Increase income taxes-deferred due to revision of tax law		386
Income tax deferred	¥ 1,785	¥ 642	¥ 303
Deferred tax assets, net	66,591	69,529
Tax loss carryforwards	17,577
Tax loss carryforward subject to expiration	4,017
Tax loss carryforwards not subject to limitation	13,560
Unrecognized tax benefits that would impact effective tax rate	0	0	0
Minimum
Income Taxes [Line Items]
Tax loss carryforward expiration	2014
Maximum
Income Taxes [Line Items]
Tax loss carryforward expiration	2021
From April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies		38.00%
After April 1, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies		35.60%
Asc 810
Income Taxes [Line Items]
Deferred income taxes relating to inter company profits	10,213	8,428
Asc 740
Income Taxes [Line Items]
Deferred tax assets, net	¥ 56,378	¥ 61,101

Income Taxes (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	¥ 3,900	¥ 986	¥ 1,509
Addition	2,321	753	447
Deduction	(220)	(905)	(970)
Addition from acquisition		3,066
Balance at end of year	¥ 6,001	¥ 3,900	¥ 986

Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	¥ 1,737	¥ 223	¥ 200
Gross increase for tax positions taken in prior years	462	1,639	87
Gross decrease for tax positions taken in prior years			(9)
Settlements	(2)	(118)	(8)
Lapse of statute of limitations			(19)
Other	14	(7)	(28)
Balance at end of year	¥ 2,211	¥ 1,737	¥ 223

Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	May 31, 2012 Kverneland Asa	Mar. 31, 2012 Kverneland Asa	Dec. 31, 2012 Kubota Tractor Corporation and Kubota Engine America Corporation
Stockholders Equity [Line Items]
Other retained earnings, less treasury stock	¥ 247,017
Dividends appropriated as additional paid-in capital	10.00%
Percentage of common stock equal to additional paid-in capital and legal reserve	25.00%
percentage of remaining shares acquired		21.00%	78.95%	10.00%

Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Shareholders' Equity [Abstract]
Foreign currency translation adjustments	¥ (46,732)	¥ (76,476)
Unrealized gains on securities	35,120	19,112
Unrealized losses on derivatives	(70)	(256)
Pension liability adjustments	(17,207)	(22,922)
Total accumulated other comprehensive loss	¥ (28,889)	¥ (80,542)

Shareholders' Equity (Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Shareholders' Equity [Abstract]
Net income attributable to Kubota Corporation	¥ 73,688	¥ 61,552	¥ 54,822
Increase in capital surplus for purchases of noncontrolling interests	744	319	425
Decrease in capital surplus for purchases of noncontrolling interests	(953)	(724)	(726)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	243	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(1)	(25)
Net transfers from (to) the noncontrolling interests	33	(306)	(102)
Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥ 73,721	¥ 61,246	¥ 54,720

Other Comprehensive Income (Loss) (Schedule Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustments arising during period, Before-tax Amount	¥ 38,518	¥ (13,386)	¥ (26,930)
Reclassification adjustment for losses realized in net income, Before-tax Amount	280
Foreign currency translation adjustments arising during period, Before-tax Amount	38,798	(13,386)	(26,930)
Unrealized gains (losses) on securities arising during period, Before-tax Amount	24,841	1,886	(5,536)
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	331	2,043	(3,087)
Unrealized gains (losses) on securities, Before-tax Amount	25,172	3,929	(8,623)
Unrealized gains (losses) on derivatives arising during period, Before-tax Amount	(544)	101	(662)
Reclassification adjustments for losses realized in net income, Before-tax Amount	803	771	1,888
Unrealized gains on derivatives, Before-tax Amount	259	872	1,226
Pension liability adjustments arising during period, Before-tax Amount	4,317	(12,529)	(4,602)
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	5,369	(115)	(336)
Net recognized in other comprehensive income (loss), before tax	9,686	(12,644)	(4,938)
Other comprehensive income (loss), Before-tax Amount	73,915	(21,229)	(39,265)
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	(584)	27	548
Reclassification adjustment for losses realized in net income, Tax Benefit (Expense)
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	(584)	27	548
Unrealized gains (losses) on securities arising during period, Tax Benefit (Expense)	(8,854)	18	2,245
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	(118)	(727)	1,253
Unrealized gains (losses) on securities, Tax Benefit (Expense)	(8,972)	(709)	3,498
Unrealized gains (losses) on derivatives arising during period, Tax Benefit (Expense)	134	(39)	228
Reclassification adjustments for losses realized in net income, Tax Benefit (Expense)	(198)	(295)	(650)
Unrealized gains on derivatives, Tax Benefit (Expense)	(64)	(334)	(422)
Pension liability adjustments arising during period, Tax Benefit (Expense)	(1,763)	4,242	1,722
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	(1,911)	41	136
Pension liability adjustments, Tax Benefit (Expense)	(3,674)	4,283	1,858
Other comprehensive income (loss), Tax Benefit (Expense)	(13,294)	3,267	5,482
Foreign currency translation adjustments arising during period, Net-of-tax Amount	37,934	(13,359)	(26,382)
Reclassification adjustment for losses realized in net income, Net-of-tax Amount	280
Foreign currency translation adjustments arising during period, Net-of-tax Amount	38,214	(13,359)	(26,382)
Unrealized gains (losses) on securities arising during period, Net-of-tax Amount	15,987	1,904	(3,291)
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	213	1,316	(1,834)
Unrealized gains (losses) on securities, Net-of-tax Amount	16,200	3,220	(5,125)
Unrealized gains (losses) on derivatives arising during period, Net-of-tax Amount	(410)	62	(434)
Reclassification adjustments for losses realized in net income, Net-of-tax Amount	605	476	1,238
Unrealized gains on derivatives, Net-of-tax Amount	195	538	804
Pension liability adjustments arising during period, Net-of-tax Amount	2,554	(8,287)	(2,880)
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	3,458	(74)	(200)
Pension liability adjustments, Net-of-tax Amount	6,012	(8,361)	(3,080)
Other comprehensive income (loss), Net-of-tax Amount	¥ 60,621	¥ (17,962)	¥ (33,783)

Other Comprehensive Income (Loss) (Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Kubota Corporation	¥ 32,594	¥ (10,743)	¥ (23,294)
Unrealized gains (losses) on securities, Kubota Corporation	16,008	3,190	(5,128)
Unrealized gains (losses) on derivatives, Kubota Corporation	186	531	805
Pension liability adjustments, Kubota Corporation	5,715	(8,095)	(3,093)
Other comprehensive income (loss), Kubota Corporation	54,503	(15,117)	(30,710)
Foreign currency translation adjustments, Non-controlling Interests	5,620	(2,616)	(3,088)
Unrealized gains (losses) on securities, Non-controlling Interests	192	30	3
Unrealized gains (losses) on derivatives, Non-controlling Interests	9	7	(1)
Pension liability adjustments, Non-controlling Interests	297	(266)	13
Other comprehensive income (loss), Non-controlling Interests	6,118	(2,845)	(3,073)
Foreign currency translation adjustments, Total	38,214	(13,359)	(26,382)
Unrealized gains (losses) on securities, Total	16,200	3,220	(5,125)
Unrealized gains (losses) on derivatives, Total	195	538	804
Pension liability adjustments, Total	6,012	(8,361)	(3,080)
Total other comprehensive income (loss)	¥ 60,621	¥ (17,962)	¥ (33,783)

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Unrecognized net loss (net of tax) on derivatives, to be reclassified into earnings within the next 12 months	¥ 68

Derivative Financial Instruments (Schedule Of Fair Values Of Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	¥ 4,440	¥ 3,301
Other Current Liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	110	299
Other Current Liabilities | Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	110	299
Other Current Liabilities | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	4,330	3,002
Other Current Liabilities | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3,372	2,155
Other Current Liabilities | Not Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	23	27
Other Current Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	932	777
Other Current Liabilities | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3	43
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	322	408
Other LongTerm Liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	19	84
Other LongTerm Liabilities | Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	19	84
Other LongTerm Liabilities | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	303	324
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		6
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	294	298
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	6	20
Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	553	2,372
Other Current Assets | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative asset		90
Other Current Assets | Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset		90
Other Current Assets | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	553	2,282
Other Current Assets | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	248	342
Other Current Assets | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	245	1,809
Other Current Assets | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	60	131
Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	274	1,178
Other Assets-Other | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	274	1,178
Other Assets-Other | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	258	1,112
Other Assets-Other | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	¥ 16	¥ 66

Derivative Financial Instruments (Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	$ (544)	$ 101	$ (662)
Effective Portion Reclassified from Accumulated OCI to Net Income	(803)	(771)	(1,888)
Revenues | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI			2
Effective Portion Reclassified from Accumulated OCI to Net Income		3	13
Interest Expense | Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	(76)	(175)	(943)
Effective Portion Reclassified from Accumulated OCI to Net Income	(316)	(963)	(2,193)
Interest Expense | Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	(468)	276	279
Effective Portion Reclassified from Accumulated OCI to Net Income	(43)	(175)	(142)
Foreign Currency Gain (Loss) | Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Reclassified from Accumulated OCI to Net Income	$ (444)	$ 364	$ 434

Derivative Financial Instruments (Schedule Of Derivative Instruments Not Designated As Hedging Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ (13,235)	¥ 2,222	¥ 3,035
Foreign Exchange Contract | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(9,680)	(373)	2,659
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income		55
Currency Swap | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(495)
Interest Rate Swap Contracts | Other-Net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(25)	(104)	32
Cross Currency Interest Rate Contract | Other-Net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ (3,035)	¥ 2,644	¥ 344

Fair Value Of Financial Instruments And Concentration Of Credit Risk (Schedule Of Carrying Value And Fair Value Of Financial Instruments) (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Level 2 USD ($)	Mar. 31, 2012 Level 2 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Carrying Value		¥ 261,950		¥ 203,861
Long-term trade accounts receivable, Carrying Value		59,669		57,283
Long-term debt, Carrying Value		(337,435)		(288,272)
Financing receivable, fair value	262,613		205,638		262,613	205,638
Long term accounts receivable, fair value	63,538		60,583		63,538	60,583
Long term debt, fair value	$ (338,474)		$ (288,038)		$ (338,474)	$ (288,038)

Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	¥ 117,941	¥ 92,399
Total assets	118,768	95,949
Total liabilities	4,762	3,709
Equity securities of financial institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	50,224	34,339
Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	67,717	58,060
Foreign Exchange Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	248	342
Liabilities, Derivatives	3,372	2,161
Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	76	197
Liabilities, Derivatives	9	63
Cross Currency Interest Rate Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	503	3,011
Liabilities, Derivatives	1,226	1,075
Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	155	410
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	117,941	92,399
Level 1 | Equity securities of financial institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	50,224	34,339
Level 1 | Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	67,717	58,060
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	827	3,550
Total liabilities	4,762	3,709
Level 2 | Foreign Exchange Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	248	342
Liabilities, Derivatives	3,372	2,161
Level 2 | Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	76	197
Liabilities, Derivatives	9	63
Level 2 | Cross Currency Interest Rate Contract | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	503	3,011
Liabilities, Derivatives	1,226	1,075
Level 2 | Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	¥ 155	¥ 410

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets at fair value	¥ 3,937

Supplemental Expense Information (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Expense Information [Abstract]
Research and development expenses	¥ 31,214	¥ 27,856	¥ 25,042
Advertising costs	8,711	6,979	7,178
Shipping and handling costs	45,671	40,033	37,836
Depreciation and amortization	¥ 29,253	¥ 23,861	¥ 26,517

Supplemental Expense Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Expense Information [Abstract]
Gain on sale of fixed assets	¥ 828	¥ 6,693
Loss from impairment disposal of fixed assets	296	1,531
Disaster related losses	775	3,852	2,544
Related insurance income	1,799	3,144
Loss from disposal of fixed assets			¥ 844

Commitments And Contingencies (Schedule Of Leased Assets Under Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Accumulated depreciation	¥ (846)	¥ (3,640)
Capital leased assets, total	3,787	2,574
Land
Capital Leased Assets [Line Items]
Leased assets under capital lease	66	63
Machinery and Equipment
Capital Leased Assets [Line Items]
Leased assets under capital lease	4,327	5,971
Software
Capital Leased Assets [Line Items]
Leased assets under capital lease	¥ 240	¥ 180

Commitments And Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 LegalMatter	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Gain Contingencies [Line Items]
Amortization expenses under capital leases	¥ 478	¥ 789	¥ 2,269
Rental expenses under operating leases	5,947	4,462	4,373
Commitments for capital expenditures outstanding	1,862
Maximum potential amount of undiscounted future payments of financial guarantee	9,514
Payment of surcharge				7,072
Claims for compensation	18,600
Number of asbestos-related lawsuits	22
Number of major asbestos-related lawsuits	18
Number of construction workers represented by lawsuits	479
Number of asbestos-related companies named in a lawsuit filed	44
Range of expected loss, minimum	0
Expenses included in selling, general, and administrative expenses	850	1,131	1,155
Accrual of asbestos-related expenses	440	530	390
Voluntary consolation, relief, and compensation payments	671	951	977	503	1,155
Special contributions, expensed	¥ 179	¥ 180
Minimum
Gain Contingencies [Line Items]
Period of guarantee, years	One year
Maximum
Gain Contingencies [Line Items]
Period of guarantee, years	Five years

Commitments And Contingencies (Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013
Gain Contingencies [Line Items]
Capital Leases, 2014	¥ 861
Capital Leases, 2015	812
Capital Leases, 2016	701
Capital Leases, 2017	665
Capital Leases, 2018	337
Capital Leases, 2019 and thereafter	1,302
Capital Leases, Total minimum lease payments	4,678
Less: amounts representing interest	(456)
Present value of net minimum capital lease payments	4,222
Operating Leases, 2014	1,033
Operating Leases, 2015	761
Operating Leases, 2016	480
Operating Leases, 2017	322
Operating Leases, 2018	210
Operating Leases, 2019 and thereafter	243
Operating Leases, Total minimum lease payments	¥ 3,049

Commitments And Contingencies (Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Product Warranty Liability [Line Items]
Balance at beginning of year	¥ 5,876	¥ 5,598
Addition	6,370	3,638
Utilization	(4,650)	(3,788)
Other	331	428
Balance at end of year	¥ 7,927	¥ 5,876

Supplemental Cash Flow Information (Schedule Of Supplemental Information Related To Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Cash Flow Information [Abstract]
Interest	¥ 5,642	¥ 4,732	¥ 6,914
Income taxes	37,876	20,515	44,207
Retirement of treasury stock	19,152
Obtaining assets by entering into capital leases	¥ 772	¥ 471	¥ 201

Segment Information (Schedule Of Information By Reporting Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues from external customers by destination	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Total	1,167,628	1,008,019	933,685
Operating income	113,161	105,680	86,111
Identifiable assets	1,743,670	1,487,669	1,356,852
Depreciation and amortization	29,253	23,861	26,517
Capital expenditures	48,726	31,112	23,951
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues from external customers by destination	850,953	713,943	651,518
Intersegment	59	69	64
Total	851,012	714,012	651,582
Operating income	107,967	97,776	86,487
Identifiable assets	1,244,886	1,039,280	918,656
Depreciation and amortization	20,123	14,582	15,870
Capital expenditures	37,222	20,077	13,871
Water & Environment
Segment Reporting Information [Line Items]
Revenues from external customers by destination	282,078	263,286	253,207
Intersegment	5,461	4,839	3,825
Total	287,539	268,125	257,032
Operating income	23,533	17,480	15,584
Identifiable assets	258,869	246,272	232,772
Depreciation and amortization	6,214	6,574	7,941
Capital expenditures	7,658	6,076	8,625
Other
Segment Reporting Information [Line Items]
Revenues from external customers by destination	34,597	30,790	28,960
Intersegment	22,030	18,010	15,837
Total	56,627	48,800	44,797
Operating income	2,464	2,450	2,096
Identifiable assets	75,790	49,530	39,386
Depreciation and amortization	737	705	697
Capital expenditures	744	1,071	691
Adjustments
Segment Reporting Information [Line Items]
Intersegment	(27,550)	(22,918)	(19,726)
Total	(27,550)	(22,918)	(19,726)
Operating income	(20,803)	(12,026)	(18,056)
Identifiable assets	164,125	152,587	166,038
Depreciation and amortization	2,179	2,000	2,009
Capital expenditures	¥ 3,102	¥ 3,888	¥ 764

Segment Information (Schedule Of Information By Reporting Segment) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Unallocated corporate expenses	¥ 113,161	¥ 105,680	¥ 86,111
Unallocated corporate assets	1,743,670	1,487,669	1,356,852
Unallocated Amount to Segment
Segment Reporting Information [Line Items]
Unallocated corporate expenses	20,770	12,030	18,066
Unallocated corporate assets	¥ 209,036	¥ 171,354	¥ 182,602

Segment Information (Schedule Of Revenues From External Customers By Product Groups) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	850,953	713,943	651,518
Water & Environment
Segment Reporting Information [Line Items]
Revenues	282,078	263,286	253,207
Other
Segment Reporting Information [Line Items]
Revenues	34,597	30,790	28,960
Farm Equipment And Engines | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	744,319	619,989	580,671
Construction Machinery | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	106,634	93,954	70,847
Pipe-Related Products | Water & Environment
Segment Reporting Information [Line Items]
Revenues	151,058	142,466	140,387
Environment-Related Products | Water & Environment
Segment Reporting Information [Line Items]
Revenues	64,827	56,045	52,381
Social Infrastructure | Water & Environment
Segment Reporting Information [Line Items]
Revenues	¥ 66,193	¥ 64,775	¥ 60,439

Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Long-lived assets based on physical location	255,526	225,067	217,358
JAPAN
Segment Reporting Information [Line Items]
Revenues	540,982	498,684	477,913
Long-lived assets based on physical location	178,680	176,987	177,460
North America
Segment Reporting Information [Line Items]
Revenues	263,246	219,929	189,330
Long-lived assets based on physical location	22,892	15,158	16,146
Europe
Segment Reporting Information [Line Items]
Revenues	118,744	88,715	75,762
Long-lived assets based on physical location	14,057	9,580	1,733
Asia Outside Japan
Segment Reporting Information [Line Items]
Revenues	204,172	169,632	160,533
Long-lived assets based on physical location	36,005	20,087	18,794
Other Areas
Segment Reporting Information [Line Items]
Revenues	40,484	31,059	30,147
Long-lived assets based on physical location	¥ 3,892	¥ 3,255	¥ 3,225

Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues from the United States	¥ 228,932	¥ 190,243	¥ 167,553

Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Subsequent Event [Line Items]
Dividend per common share	¥ 9
Cash dividend per five common shares	¥ 45
Number of common stock eligible for dividend	5
Cash dividends declared	¥ 11,307
Dividends payable, date of record	Mar 31, 2013
Dividends payable, date declared	May 10, 2013